UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Stephen C. Rogers 1875 Lawrence Street, Suite 300 Denver, CO 80202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

        (a)

SEMI-ANNUAL REPORT

June 30, 2023

Shelton Emerging Markets Fund

Shelton International Select Equity Fund

Shelton Tactical Credit Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

1

Table of Contents	June 30, 2023

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdowns	3
Portfolio of Investments	4
Statements of Assets & Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Additional Information	24
Board of Trustees and Executive Officers	25
Board Approval of Advisory Agreement	26

2

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2022 to June 30, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 31, 2022	Ending Account Value June 30, 2023	Expenses Paid During Period*	Net Annual Expense Ratio
Shelton Emerging Markets Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$1,123	$9.77	1.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,016	$9.27	1.86%
Investor Shares
Based on Actual Fund Return	$1,000	$1,122	$11.14	2.12%
Based on Hypothetical 5% Return before expenses	$1,000	$1,015	$10.58	2.12%
Shelton International Select Equity Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$1,110	$5.23	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.01	1.00%
Investor Shares
Based on Actual Fund Return	$1,000	$1,108	$6.48	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Shelton Tactical Credit Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$1,014	$5.24	1.05%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.25	1.05%
Investor Shares
Based on Actual Fund Return	$1,000	$1,012	$6.44	1.29%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.46	1.29%

*Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

About Your Fund’s Expenses (Unaudited) June 30, 2023

3

Top Holdings and Sector Breakdowns (Unaudited) June 30, 2023

Shelton Emerging Markets Fund

Security		Market Value	Percentage of Total Investment
1	Taiwan Semiconductor Manufacturing Co Ltd	$1,358,665	4.9%
2	Samsung Electronics Co Ltd	1,349,094	4.9%
3	Itausa SA	1,289,919	4.6%
4	FirstRand Ltd	1,248,333	4.5%
5	Alibaba Group Holding Ltd	985,465	3.6%
6	Accton Technology Corp	966,582	3.5%
7	HDFC Bank Ltd	961,512	3.5%
8	Dr Reddy's Laboratories Ltd	940,339	3.4%
9	Yadea Group Holdings Ltd	819,818	3.0%
10	Shenzhen International Holdings Ltd	777,965	2.8%

Shelton International Select Equity Fund

Security		Market Value	Percentage of Total Investment
1	Shin-Etsu Chemical Co Ltd	$3,387,373	5.9%
2	Mitsubishi Electric Corp	3,371,847	5.8%
3	HDFC Bank Ltd	2,989,294	5.2%
4	LVMH Moet Hennessy Louis Vuitton SE	2,825,186	4.9%
5	Nestle SA	2,744,582	4.7%
6	AIA Group Ltd	2,661,896	4.6%
7	Eni SpA	2,625,065	4.5%
8	BNP Paribas SA	2,352,953	4.1%
9	Macquarie Group Ltd	2,306,907	4.0%
10	CRH PLC	2,064,637	3.6%

Shelton Tactical Credit Fund

Security		Market Value	Percentage of Total Investment

30%
25%
20%
15%
10%
5%
0%
5.3%
5.4%
26.6%
21.5%
8.4%
14.2%
15.4%
3.2%
Basic Materials
Communications
Consumer, Cyclical
Consumer, Non-cyclical
Energy
Financial
Industrial
Government

1	United States Treasury Bill	$2,097,062	6.2%
2	Cleveland-Cliffs Inc	1,768,017	5.3%
3	United States Treasury Note/Bond	1,753,313	5.2%
4	United Rentals North America Inc	1,496,350	4.5%
5	PetSmart Inc / PetSmart Finance Corp	1,490,349	4.4%
6	Kraft Heinz Foods Co	1,484,596	4.4%
7	Sun Communities Operating LP	1,458,700	4.3%
8	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1,403,390	4.2%
9	Air Canada 2020-1 Class C Pass Through Trust	1,340,625	4.0%
10	Energy Ventures Gom LLC / EnVen Finance Corp	1,303,800	3.9%

4

See accompanying notes to financial statements.

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) (Continued) 6/30/23

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) 6/30/23

Security Description	Shares	Value
Common Stock (92.25%)

Argentina (0.87%)
MercadoLibre Inc*	205	$242,843

Brazil (3.06%)
Banco do Brasil SA	66,600	688,462
Petroleo Brasileiro SA	24,100	166,840
Total Brazil		855,302

Cayman Islands (3.53%)
Alibaba Group Holding Ltd*	95,100	985,465

China (19.83%)
BIM Birlesik Magazalar AS	28,600	181,943
BYD Co Ltd	16,700	532,796
CMOC Group Ltd	945,000	494,447
Fosun International Ltd	635,500	436,317
Ganfeng Lithium Group Co Ltd (144A)	24,500	159,769
Haier Smart Home Co Ltd	238,100	748,998
Hygeia Healthcare Holdings Co Ltd (144A)	24,000	129,862
Kingsoft Corp Ltd	46,000	181,100
Kuaishou Technology (144A)*	43,000	293,855
NetEase Inc	14,000	272,638
Tsingtao Brewery Co Ltd	22,000	199,897
Xinyi Solar Holdings Ltd	354,383	409,285
Yadea Group Holdings Ltd (144A)	360,500	819,818
Zhuzhou CRRC Times Electric Co Ltd	78,000	290,658
Zijin Mining Group Co Ltd	261,100	383,186
Total China		5,534,569

Hong Kong (5.55%)
ASMPT Ltd	62,800	618,301
GCL Technology Holdings Ltd	667,000	154,067
Shenzhen International Holdings Ltd	883,500	777,965
Total Hong Kong		1,550,333

India (11.00%)
Dr Reddy’s Laboratories Ltd	14,900	940,339
HDFC Bank Ltd	13,795	961,512
Infosys Ltd	48,148	773,738
Wipro Ltd	83,500	394,120
Total India		3,069,709

Indonesia (4.29%)
Astra International Tbk PT	496,900	224,299
Bank Rakyat Indonesia Persero Tbk PT	782,175	282,717
Indofood CBP Sukses Makmur Tbk PT	677,000	510,829
Sarana Menara Nusantara Tbk PT	2,566,200	180,381
Total Indonesia		1,198,226

Mexico (5.04%)
Kimberly-Clark de Mexico SAB de CV	304,900	680,168
Regional SAB de CV	100,300	726,610
Total Mexico		1,406,778

See accompanying notes to financial statements.

5

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) (Continued) 6/30/23

Security Description	Shares	Value
Philippines (3.39%)
Aboitiz Equity Ventures Inc	260,000	$255,722
BDO Unibank Inc	85,700	213,359
Manila Electric Co	42,000	254,384
Metropolitan Bank & Trust Co	220,700	222,256
Total Philippines		945,721

South Africa (6.31%)
FirstRand Ltd	343,000	1,248,333
Gold Fields Ltd	37,000	514,342
Total South Africa		1,762,675

South Korea (15.01%)
Dentium Co Ltd	1,238	136,285
Doosan Bobcat Inc*	5,100	227,283
F&F Co Ltd / New	1,800	163,441
Hanmi Pharm Co Ltd	2,099	491,616
Hyundai Motor Co	1,767	277,022
Kia Corp	6,028	405,018
Samsung Electronics Co Ltd	24,612	1,349,092
Samsung Fire & Marine Insurance Co Ltd	2,000	349,234
Samsung SDI Co Ltd	1,142	580,030
SK Innovation Co Ltd*	1,757	211,426
Total South Korea		4,190,447

Taiwan (12.33%)
Accton Technology Corp	86,300	966,582
MediaTek Inc	28,700	633,684
Sporton International Inc	28,450	231,910
Taiwan Semiconductor Manufacturing Co Ltd	73,500	1,358,665
Zhen Ding Technology Holding Ltd	75,000	252,728
Total Taiwan		3,443,569

Turkey (2.04%)
BIM Birlesik Magazalar AS	65,750	430,905
KOC Holding AS	34,700	138,315
Total Turkey		569,220

Total Common Stock (Cost $21,629,593)		27,044,778

Preferred Stock (4.62%)

Brazil (4.62%)
Itausa SA	641,410	1,289,919

Total Preferred Stock (Cost $971,522)		1,289,919

United States Treasury Bills (2.50%)
5.099%, 7/18/23	700,000	698,349

Total Investments (Cost $23,299,463) (99.37%)		$27,743,125
Other Net Assets (0.63%)		175,825
Net Assets (100.00%)		$27,918,952

*Non-income producing security.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2023, these securities had a total aggregate market value of $1,403,304, which represented approximately 5.03% of net assets.

6

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/23

Shelton International Select Equity FundPortfolio of Investments (Unaudited) 6/30/23

Security Description	Shares	Value
Common Stock (95.72%)

Australia (6.48%)
Macquarie Group Ltd	19,500	$2,306,907
Qantas Airways Ltd*	238,384	984,402
South32 Ltd	199,084	498,572
Total Australia		3,789,881

Britain (6.14%)
Associated British Foods PLC	70,300	1,777,521
BP PLC	125,081	728,076
Halma PLC	17,000	491,587
RS GROUP PLC	61,400	592,767
Total Britain		3,589,951

Canada (4.60%)
Element Fleet Management Corp	111,450	1,697,750
IGM Financial Inc	15,900	484,059
Kinross Gold Corp	106,300	507,134
Total Canada		2,688,943

China (6.41%)
BYD Co Ltd	13,000	414,751
Genscript Biotech Corp*	168,000	377,334
Kingsoft Corp Ltd	93,000	366,136
Lenovo Group Ltd	1,017,400	1,060,763
Ping An Insurance Group Co of China Ltd	132,900	845,463
Wuxi Biologics Cayman Inc (144A)*	65,000	311,478
Zhejiang Expressway Co Ltd	488,000	370,545
Total China		3,746,470

France (11.05%)
BNP Paribas SA	37,357	2,352,953
L’Oreal SA	2,740	1,277,012
LVMH Moet Hennessy Louis Vuitton SE	3,000	2,825,186
Total France		6,455,151

Germany (3.51%)
DHL Group*	42,096	2,054,729

Hong Kong (5.12%)
AIA Group Ltd	263,700	2,661,896
SITC International Holdings Co Ltd	182,200	332,498
Total Hong Kong		2,994,394

India (5.11%)
HDFC Bank Ltd	42,888	2,989,294

Ireland (3.53%)
CRH PLC	37,466	2,064,637

Italy (4.49%)
Eni SpA	182,492	2,625,065

See accompanying notes to financial statements.

7

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/23

Security Description	Shares	Value
Japan (17.99%)
Canon Inc	35,100	$922,039
Hamamatsu Photonics KK	17,100	832,736
Kyowa Kirin Co Ltd	9,000	166,180
Mitsubishi Electric Corp	240,000	3,371,847
Nomura Research Institute Ltd	18,700	513,392
Santen Pharmaceutical Co Ltd	155,500	1,320,829
Shin-Etsu Chemical Co Ltd	102,500	3,387,373
Total Japan		10,514,396

Singapore (0.88%)
DBS Group Holdings Ltd	22,000	512,600

South Africa (2.72%)
Hana Financial Group Inc	381,200	1,181,788
Woolworths Holdings Ltd	107,800	408,657
Total South Africa		1,590,445

South Korea (5.82%)
GS Holdings Corp	31,600	879,264
Hanmi Pharm Co Ltd	3,571	836,379
Kia Corp	5,000	335,948
Orion Corp	5,000	455,522
Samsung Electronics Co Ltd	16,300	893,476
Total South Korea		3,400,589

Sweden (2.38%)
Lifco AB	64,000	1,390,287

Switzerland (6.59%)
Nestle SA	22,805	2,744,582
Straumann Holding AG	6,840	1,109,290
Total Switzerland		3,853,872

Taiwan (1.57%)
Taiwan Semiconductor Manufacturing Co Ltd	9,089	917,262

Turkey (1.33%)
Turkiye Sise ve Cam Fabrikalari AS	454,915	777,429

Total Common Stock (Cost $50,703,627)		55,955,394

United States Treasury Bills (3.24%)
5.099%, 7/18/23	1,900,000	1,895,535

Total Investments (Cost $52,599,163) (98.96%)		$57,850,930
Other Net Assets (1.04%)		610,118
Net Assets (100.00%)		$58,471,019

*Non-income producing security.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2023, these securities had a total aggregate market value of $311,478, which represented approximately 0.53% of net assets.

8

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Continued) 6/30/23

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) 6/30/23

Security Description	Shares	Value
Common Stock (0.45%)

Financial (0.07%)
CBL & Associates LP(a)	1,526,000	$15,260
CBL & Associates LP(a)	1,000,000	10,000
Total Financial		25,260

Consumer, Non-cyclical (0.38%)
Pyxus Holdings Inc	124,942	126,191

Energy (0.00%)
CHC Group LLC*,#,(b)	9,358	—

Total Common Stock (Cost $2,040,643)		151,451

Security Description	Par Value	Value
Corporate Debt (81.79%)

Basic Materials (5.22%)
Cleveland-Cliffs Inc, 6.750%, 3/15/2026 (144A)	1,750,000	1,768,017

Communications (5.33%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027 (144A)	1,250,000	1,131,825
Sirius XM Radio Inc, 5.500%, 7/1/2029 (144A)	750,000	674,454
Total Communications		1,806,279

Consumer, Cyclical (26.47%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,250,000	1,268,782
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,250,000	1,340,625
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(a)	4,958,932	37,192
Cinemark USA Inc, 5.875%, 3/15/2026 (144A)	750,000	711,563
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	750,000	680,846
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)	1,000,000	946,394
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)	1,500,000	1,490,349
Titan International Inc, 7.000%, 4/30/2028	1,000,000	934,945
Victoria’s Secret & Co, 4.625%, 7/15/2029 (144A)	750,000	548,158
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)	1,250,000	1,011,225
Total Consumer, Cyclical		8,970,079

Consumer, Non-cyclical (19.29%)
Eli Lilly & Co, 4.875%, 2/27/2053	1,000,000	1,025,699
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.750%, 4/1/2033 (144A)	1,250,000	1,166,444
Kraft Heinz Foods Co, 4.375%, 6/1/2046	1,750,000	1,484,596
Pfizer Investment Enterprises Pte Ltd, 5.340%, 5/19/2063	500,000	505,331
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	1,000,000	858,220
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)	1,500,000	1,496,350
Total Consumer, Non-cyclical		6,536,640

Energy (8.34%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.750%, 4/15/2026 (144A)	1,272,000	1,303,800
Talos Production Inc, 12.000%, 1/15/2026	1,000,000	1,046,500
Transocean Inc, 7.500%, 1/15/2026 (144A)	500,000	475,000
Total Energy		2,825,300

Financial (14.02%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	1,850,000	1,403,390
Iron Mountain Inc, 5.250%, 7/15/2030 (144A)	1,250,000	1,122,515
Sun Communities Operating LP, 5.700%, 1/15/2033	1,500,000	1,458,700
Visa Inc, 2.700%, 4/15/2040	1,000,000	766,892
Total Financial		4,751,497

See accompanying notes to financial statements.

9

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Continued) 6/30/23

Security Description	Par Value	Value
Industrial (3.12%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(b)	548,153	$—
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	500,000	417,615
LBJ Infrastructure Group LLC, 3.797%, 12/31/2057 (144A)	1,000,000	641,241
Total Industrial		1,058,856

Total Corporate Debt (Cost $29,258,955)		27,211,337

Municipal Bonds (2.15%)

Development (0.40%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(a)	250,000	32,500
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(a)	2,050,000	102,500
Total Development		135,000

General Obligation (0.04%)
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(a)	400,000	12,000

Tobacco Settlement (1.72%)
Tobacco Settlement Finance Authority, 4.306%, 6/1/2049	750,000	583,072

Total Municipal Debt (Cost $2,861,379)		1,235,403

United States Treasury Bills (7.95%)
5.209%, 8/10/2023	600,000	596,751
5.028%, 7/13/2023	2,100,000	2,097,062
Total United States Treasury Bills (Cost $2,693,813)		2,693,813

United States Treasury Bonds (5.17%)
3.875%, 5/15/2043 (Cost $1,753,313)	1,800,000	1,753,313

Term Loans (1.66%)
Pyxus Holdings Inc, 3M US LIBOR (floor 1.500%) + 8.000%, 12/31/2027(c)	294,742	272,144
Pyxus Holdings Inc, 3M US LIBOR (floor 1.500%) + 8.000%, 12/31/2027(c)	442,113	291,795
Total Term Loans (Cost $730,009)		563,939

Total Investments (Cost $39,341,911) (99.17%)		33,609,256
Other Net Assets (0.83%)		280,634
Net Assets (100.00%)		$33,889,890

*Non income security.

#Security is illiquid.

(a)Defaulted security

(b)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of the fair value security is $0.

(c)Variable rate security.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2023, these securities had a total aggregate market value of $19,188,423, which represented approximately 56.81% of net assets.

10

See accompanying notes to financial statements.

Statements of Assets & Liabilities June 30, 2023 (Unaudited)

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
Assets
Investments in securities
Cost of investments	$23,299,463	$52,599,163	$39,341,911
Fair value of investments (Note 1)	27,743,125	57,850,930	33,609,256
Cash	48,258	132,732	310,764
Cash held at broker	—	—	85
Interest receivable	—	—	610,694
Dividend receivable	194,220	576,644	—
Receivable from investment advisor	—	13,270	20,897
Receivable for fund shares sold	—	12,895	1,935
Prepaid expenses	7,474	6,273	—
Total assets	$27,993,077	$58,592,744	$34,553,631

Liabilities
Payables and other liabilites
Payable for fund shares repurchased	—	2,924	91,859
Payable to investment advisor	22,859	35,349	33,176
Distributions payable	481	710	494,130
Accrued 12b-1 fees	185	1,287	742
Accrued administration fees	2,155	4,504	2,674
Accrued CCO fees	1,075	24,463	1,834
Accrued custody fees	(430)	(3,587)	2,611
Accrued expenses	15,792	16,056	11,639
Accrued fund accounting fees	6,215	12,384	12,597
Accrued printing fees	(1,898)	(9,540)	777
Accrued registration fees	5,085	2,190	726
Accrued transfer agent fees	21,400	33,588	9,389
Accrued trustee fees	1,207	1,397	1,587
Total liabilities	74,126	121,725	663,741

Net assets	$27,918,951	$58,471,019	$33,889,890

Net assets at June 30, 2023 consist of
Paid-in capital	24,217,300	107,169,033	46,446,366
Distributable earnings/(loss)	3,701,651	(48,698,014)	(12,556,476)
Total net assets	$27,918,951	$58,471,019	$33,889,890

Net assets
Institutional Shares	$26,948,572	$52,001,619	$30,298,929
Investor Shares	$970,379	$6,469,400	$3,590,961

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	1,431,871	2,252,488	3,085,915
Investor Shares (no par value, unlimited shares authorized)	52,340	288,965	366,079

Net asset value per share
Institutional Shares	$18.54	$23.09	$9.82
Investor Shares	$18.82	$22.39	$9.81

See accompanying notes to financial statements.

11

Statements of Operations June 30, 2023 (Unaudited)

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Investment income
Interest income	$6,319	$8,556	$1,043,947
Dividend income (net of foreign tax witheld: $73,393, $241,042 and $- respectively)	474,675	1,019,429	(8)
Income from securities lending, net	296	310	—
Total	$481,290	$1,028,295	$1,043,939

Expenses
Management fees (Note 2)	133,191	247,872	206,247
Administration fees (Note 2)	12,532	31,510	16,587
Transfer agent fees	7,596	14,165	10,021
Accounting services	14,469	15,916	8,688
Custodian fees	14,208	20,241	3,919
Legal and audit fees	21,652	14,280	16,478
CCO fees (Note 2)	1,538	—	1,746
Trustees fees	3,974	2,869	3,884
Insurance	86	1,295	466
Printing	10,803	15,796	11,792
Broker Fees	—	—	(3,249)
Registration and dues	27,330	48,848	16,413
Interest on short positions	—	—	3,202
Licensing Fees	881	1,597	—
12b-1 fees Investor Shares (Note 2)	1,079	8,317	4,451
Total expenses	$249,339	$422,706	$300,645
Less reimbursement from advisor (Note 2)	—	(84,152)	(112,199)
Net expenses	$249,339	$338,554	$188,446
Net investment income	$231,951	$689,741	$855,493

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$1,142,352	$407,272	$(1,363,011)
Net realized gain/(loss) from futures contracts	(8,571)	(8,571)	(10,161)
Net realized gain/(loss) from purchased option contracts	—	—	21,794
Total Net Realized gain/(loss)	1,133,781	398,701	(1,351,378)

Change in unrealized appreciation/(depreciation) of investments	1,521,331	6,446,842	993,376
Change in unrealized appreciation/(depreciation) of purchased option contracts	—	—	(76,170)
Net realized and unrealized gain/(loss) on investments	$2,655,112	$6,845,543	$(434,172)
Net increase/(decrease) in net assets resulting from operations	$2,887,063	$7,535,284	$421,321

12

See accompanying notes to financial statements.

Statements of Changes in Net Assets June 30, 2023

	Shelton Emerging Markets Fund		Shelton International Select Equity Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income/(loss)	$231,951	$234,422	$689,741	$2,519,359
Net realized gain/(loss) from security transactions and foreign currency	1,142,352	430,380	407,272	(14,250,414)
Net realized gain/(loss) from futures contracts	(8,571)	(8,571)	(8,571)	(8,571)
Change in unrealized appreciation/(depreciation) of investments	1,521,331	(4,270,515)	6,446,842	(23,798,311)
Net increase/(decrease) in net assets resulting from operations	2,887,063	(3,614,284)	7,535,284	(35,537,937)

Distributions to shareholders
Distributions
Institutional Shares	—	(337,952)	—	(3,728,499)
Investor Shares	—	(13,674)	—	(486,201)
Instiutional Return of Capital	—	—	—	—
Investor Return of Capital	—	—	—	—
Total Distributions	—	(351,626)	—	(4,214,700)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	1,305,191	(4,024,900)	(25,166,618)	(63,868,978)
Total increase/(decrease)	4,192,256	(7,990,810)	(17,631,334)	(103,621,615)

Net assets
Beginning of year	23,726,697	31,717,507	76,102,353	179,723,968
End of year	$27,918,951	$23,726,697	$58,471,019	$76,102,353

	Shelton Tactical Credit Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income/(loss)	$855,493	$1,039,877
Net realized gain/(loss) from security transactions and foreign currency	(1,363,011)	(610,495)
Net realized gain/(loss) from futures contracts	(10,161)	(31,565)
Net realized gain/(loss) from purchased option contracts	21,794	1,111,713
Change in unrealized appreciation/(depreciation) of investments	993,376	(4,681,370)
Change in unrealized appreciation/(depreciation) of purchased option contracts	(76,170)	76,172
Net increase/(decrease) in net assets resulting from operations	421,321	(3,095,668)

Distributions to shareholders
Distributions
Institutional Shares	(931,093)	(884,778)
Investor Shares	(101,051)	(94,279)
Instiutional Return of Capital	—	(70,918)
Investor Return of Capital	—	(7,622)
Total Distributions	(1,032,144)	(1,057,597)

Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	(1,862,897)	(14,270,859)
Total increase/(decrease)	(2,473,720)	(18,424,124)

Net assets
Beginning of year	36,363,610	54,787,734
End of year	$33,889,890	$36,363,610

See accompanying notes to financial statements.

13

Statements of Changes in Net Assets June 30, 2023 (Continued)

Shelton Emerging Markets Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	332,168	$6,032,280	463,485	$7,831,669	9,260	$171,610	18,540	$327,044
Shares issued in reinvestment of distributions	—	—	19,767	331,291	—	—	802	13,256
Shares repurchased	(261,250)	(4,680,944)	(655,805)	(12,055,855)	(12,234)	(217,755)	(28,173)	(472,305)
Net increase/(decrease)	70,918	$1,351,336	(172,553)	$(3,892,895)	(2,974)	$(46,145)	(8,831)	$(132,005)

Shelton International Select Equity Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	218,073	$4,893,700	1,443,531	$33,913,204	51,698	$1,141,215	185,792	$4,348,110
Shares issued in reinvestment of distributions	—	—	167,300	3,481,522	—	—	21,997	444,552
Shares repurchased	(1,302,759)	(29,173,738)	(3,770,689)	(83,760,269)	(92,182)	(2,027,795)	(995,874)	(22,296,097)
Net increase/(decrease)	(1,084,686)	$(24,280,038)	(2,159,858)	$(46,365,543)	(40,484)	$(886,580)	(788,085)	$(17,503,435)

Shelton Tactical Credit Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	243,447	$2,430,487	789,979	$8,297,127	17,182	$170,993	50,538	$527,195
Shares issued in reinvestment of distributions	44,018	435,554	93,390	945,293	10,145	99,877	9,975	100,884
Shares repurchased	(489,053)	(4,855,416)	(2,134,275)	(22,921,868)	(14,551)	(144,392)	(119,349)	(1,219,490)
Net increase/(decrease)	(201,588)	$(1,989,375)	(1,250,906)	$(13,679,448)	12,776	$126,478	(58,836)	$(591,411)

14

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

Shelton Emerging Markets Fund(a) Institutional Shares(b)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(c)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$16.76		$19.86	$20.09	$15.33		$14.82	$16.22	$15.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.16		0.17 (e)	— (e)	(0.04)		0.01	0.31	0.31
Net gain/(loss) on securities (both realized and unrealized)	1.62		(3.02)	0.15	4.84		0.87	(1.24)	0.04
Total from investment operations	1.78		(2.85)	0.15	4.80		0.88	(0.93)	0.35
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.25)	(0.38)	(0.04)		(0.37)	(0.31)	(0.03)
Distributions from capital gains	—		—	—	—		—	(0.16)	—
Total distributions	—		(0.25)	(0.38)	(0.04)		(0.37)	(0.47)	(0.03)
Net asset value, end of year or period	$18.54		$16.76	$19.86	$20.09		$15.33	$14.82	$16.22

Total return	12.29	%(f)	(14.33)%	0.77%	31.29	%(f)	5.78%	(5.60)%	2.21%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$26,949		$22,812	$30,458	$25,749		$21,354	$41,845	$50,897
Ratio of expenses to average net assets:
Before expense reimbursements	1.86	%(g)	1.77%	1.58%	1.48	%(g)	1.89%	1.78%	1.61%
After expense reimbursements(h)	1.86	%(g)	1.77%	1.56%	1.48	%(g)	1.61%	1.56%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.75	%(g)	4.00%	(0.04)%	(0.88	)%(g)	(0.20)%	1.81%	1.83%
After expense reimbursements	1.75	%(g)	4.00%	0.04%	(0.88	)%(g)	0.08%	2.03%	1.89%
Portfolio turnover	20	%(f)	49%	21%	27	%(f)	58%	78%	63%

Investor Shares(i)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(c)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$16.53		$19.64	$19.92	$15.20		$14.73	$16.08	$15.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.13		0.15	(0.05)	(0.05)		(0.01)	0.14	0.24
Net gain/(loss) on securities (both realized and unrealized)	2.16		(3.01)	0.15	4.81		0.84	(1.10)	0.07
Total from investment operations	2.29		(2.86)	0.10	4.76		0.83	(0.96)	0.31
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.25)	(0.38)	(0.04)		(0.36)	(0.23)	(0.00)
Distributions from capital gains	—		—	—	—		—	(0.16)	—
Total distributions	—		(0.25)	(0.38)	(0.04)		(0.36)	(0.39)	(0.00)
Net asset value, end of year or period	$18.82		$16.53	$19.64	$19.92		$15.20	$14.73	$16.08

Total return(j)	12.16	%(f)	(14.56)%	0.52%	31.29	%(f)	5.48%	(5.87)%	1.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$970		$914	$1,260	$1,588		$1,432	$1,925	$6,436
Ratio of expenses to average net assets:
Before expense reimbursements	2.12	%(g)	2.03%	1.84%	1.73	%(g)	2.54%	2.26%	1.96%
After expense reimbursements(h)	2.12	%(g)	2.03%	1.81%	1.73	%(g)	1.89%	1.81%	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.49	%(g)	3.44%	(0.28)%	(1.12	)%(g)	(0.74)%	0.45%	1.32%
After expense reimbursements	1.49	%(g)	3.44%	(0.25)%	(1.12	)%(g)	(0.08)%	0.90%	1.48%
Portfolio turnover	20	%(f)	49%	21%	27	%(f)	58%	78%	63%

(a)Formerly named ICON Emerging Markets Fund.

(b)Formerly named ICON Emerging Markets Fund - Class S.

(c)Fund changed its fiscal year end from September 30 to December 31.

(d)Calculated based upon average shares outstanding.

(e)Amount less than $(0.005).

(f)Not annualized.

(g)Annualized.

(h)Effective for the year ended September 30, 2020 and thereafter, CCO Fees are not included in the expense limitation. For the year ended September 30, 2020, reorganization costs not included. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(i)Formerly named ICON Emrging Markets Fund - Class A

(j)Total return calculation excludes sales charges.

See accompanying notes to financial statements.

15

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton International Select Equity Fund Institutional Shares	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of year	$20.81		$27.20		$25.77	$22.02	$18.35	$21.34
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23		0.47		0.16	0.12	0.29	0.19
Net gain/(loss) on securities (both realized and unrealized)	2.05		(5.72)		1.45	3.84	3.84	(2.97)
Total from investment operations	2.28		(5.25)		1.61	3.96	4.13	(2.78)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(1.14)		(0.18)	(0.21)	(0.46)	(0.21)
Distributions from return of capital	—		—		—	—	—	—
Distributions from capital gains	—		—		—	—	—	—
Total distributions	—		(1.14)		(0.18)	(0.21)	(0.46)	(0.21)
Redemption Fees	—		—		—	—	—	—
Net asset value, end of year	$23.09		$20.81		$27.20	$25.77	$22.02	$18.35

Total return(b)	10.96%		(19.29)%		6.23%	18.07%	22.53%	(13.17)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$52,002		$69,446		$149,505	$127,893	$55,619	$41,424
Ratio of expenses to average net assets:
Before expense reimbursements	1.23%		1.08%		0.99%	1.04%	1.12%	1.36%
After expense reimbursements	1.00%		1.00%		0.99%	0.99%	1.01%	1.17%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.81%		1.99%		0.61%	0.49%	1.28%	0.73%
After expense reimbursements	2.08%		2.07%		0.61%	0.54%	1.40%	0.92%
Portfolio turnover	17%		44%		46%	46%	49%	65%

Investor Shares	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of year	$20.21		$27.04		$25.62	$21.91	$18.29	$21.30
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.22		0.47		0.11	0.05	0.24	0.11
Net gain/(loss) on securities (both realized and unrealized)	1.96		(5.73)		1.42	3.80	3.83	(2.94)
Total from investment operations	2.18		(5.26)		1.53	3.85	4.07	(2.83)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(1.57)		(0.11)	(0.14)	(0.45)	(0.18)
Distributions from return of capital	—		—		—	—	—	—
Distributions from capital gains	—		—		—	—	—	—
Total distributions	—		(1.57)		(0.11)	(0.14)	(0.45)	(0.18)
Redemption Fees	—		—		—	—	—	—
Net asset value, end of year	$22.39		$20.21		$27.04	$25.62	$21.91	$18.29

Total return	10.79	%(c)	(19.47)%		5.97%	17.64%	22.25%	(13.41)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$6,469		$6,657		$30,219	$15,863	$5,152	$5,904
Ratio of expenses to average net assets:
Before expense reimbursements	1.49	%(d)	1.33	%(e)	1.23%	1.29%	1.38%	1.56%
After expense reimbursements	1.24	%(d)	1.25%		1.23%	1.24%	1.26%	1.38%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.75	%(d)	1.96%		0.40%	0.19%	1.06%	0.33%
After expense reimbursements	2.02	%(d)	2.04%		0.40%	0.24%	1.17%	0.51%
Portfolio turnover	17	%(c)	44%		46%	46%	49%	65%

(a)Calculated based upon average shares outstanding.

(b)Total return calculation excludes sales charges.

(c)Not annualized.

(d)Annualized.

(e)During the period, certain fees were waived and/or reimburesed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not ocurred, the ratios would have been indicated

16

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Tactical Credit Fund Institutional Shares	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		For the Period November 1, 2019 through December 31, 2019(a)		Year Ended October 31, 2019		Year Ended October 31, 2018
Net asset value, beginning of year	$9.98		$11.07		$10.70		$10.55		$10.53		$10.97		$10.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss(b)	0.24		0.28		0.23		0.40		0.04		0.12		0.17
Net gain/(loss) on securities (both realized and unrealized)	(0.10)		(1.08)		0.53		0.18		0.02		(0.09)		0.38
Total from investment operations	0.14		(0.80)		0.76		0.58		0.06		0.03		0.55
LESS DISTRIBUTIONS
Dividends from net investment income	(0.30)		(0.29)		(0.39)		(0.43)		(0.04)		(0.36)		(0.29)
Distributions from capital gains	—		—		—		—		—		(0.11)		(0.04)
Total distributions	(0.30)		(0.29)		(0.39)		(0.43)		(0.04)		(0.47)		(0.33)

Redemption fees(b)	—		—		—		—		—		—		—	(c)

Net asset value, end of year	$9.82		$9.98		$11.07		$10.70		$10.55		$10.53		$10.97

Total return	1.37%		(7.27)%		7.09%		5.89%		0.60	%(d)	0.37%		5.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$30,299		$32,821		$50,232		$40,473		$69,877		$77,405		$66,195
Ratio of expenses to average net assets:
Before expense reimbursements	1.67	%(f)	1.86	%(e)	2.13	%(e)	3.45	%(e)	2.54	%(e),(f),(g)	2.25	%(e),(f)	5.18	%(e)
After expense reimbursements	1.05	%(f)	1.72	%(e)	2.04	%(e)	3.35	%(e)	2.43	%(e),(f),(g)	2.14	%(e),(f)	4.95	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.23	%(f)	2.54%		1.97%		3.83%		2.34	%(g)	1.00%		1.38%
After expense reimbursements	4.88	%(f)	2.68%		2.06%		3.93%		2.45	%(g)	1.11%		1.61%
Portfolio turnover	63%		63%		118%		249%		20	%(e)	116%		63%

See accompanying notes to financial statements.

17

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Investor Shares	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		For the Period November 1, 2019 through December 31, 2019(a)		Year Ended October 31, 2019		Year Ended October 31, 2018
Net asset value, beginning of year	$9.97		$11.05		$10.71		$10.55		$10.54		$10.96		$10.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.23		0.25		0.21		0.36		0.04		0.08		0.15
Net gain/(loss) on securities (both realized and unrealized)	(0.11)		(1.07)		0.51		0.21		—		(0.06)		0.37
Total from investment operations	0.12		(0.82)		0.72		0.57		0.04		0.02		0.52
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)		(0.24)		(0.38)		(0.41)		(0.03)		(0.33)		(0.26)
	—		(0.02)		—		—		—		—		—
Distributions from capital gains	—		—		—		—		—		(0.11)		(0.04)
Total distributions	(0.28)		(0.26)		(0.38)		(0.41)		(0.03)		(0.44)		(0.30)

Redemption fees(b)	—		—		—		—		—		—		—	(c)

Net asset value, end of year	$9.81		$9.97		$11.05		$10.71		$10.55		$10.54		$10.96

Total return(h)	1.20	%(d)	(7.42)%		6.75%		5.77%		0.43	%(d)	0.22%		4.93%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,591	(d)	$3,523		$4,556		$6,510		$20,478		$20,942		$12,044
Ratio of expenses to average net assets:
Before expense reimbursements	1.94	%(e),(f)	2.11	%(g)	2.41	%(e)	3.70	%(e)	2.79	%(e),(f),(g)	3.51	%(e),(f)	5.43	%(e)
After expense reimbursements	1.29	%(e),(f)	1.97%		2.31	%(e)	3.60	%(e)	2.68	%(e),(f),(g)	3.45	%(e),(f)	5.20	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.99	%(e),(f)	2.29%		1.83%		3.51%		1.99	%(f)	0.70%		1.13%
After expense reimbursements	4.64	%(e),(f)	2.43%		1.93%		3.61%		2.10	%(f)	0.76%		1.36%
Portfolio turnover	63	%(d)	63%		118%		249%		20	%(d)	116%		63%

(a)Fiscal year end changed from October 31 to December 31.

(b)Based on average shares outstanding for the period.

(c)Amount less than $0.01 per share.

(d)Not annualized.

(e)If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the six month period ended June 30, 2023, 0.28% for the year ended December 31, 2022, 0.21% for the year ended December 31, 2021, 1.93% for the year ended December 31, 2020, 1.29% for the period ended December 31, 2019, 1.53% for the year ended October 31, 2019, 3.56% for the year ended October 31, 2018

(f)Annualized.

(g)As restated to reflect the inclusion of interest and fees on borrowings and short sale arrangements previously netted against interest income, which increased the ratios by 0.29% for the two months ended December 31, 2019 and 0.87% for the year ended October 31, 2019. The restatement had no effect on the net asset value, per share data, net investment income ratios and total returns.

(h)Total return calculation exlcuded sales charges.

18

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2023

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of December 31, 2022, the Trust consists of ten separate series, 3 of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust.

The Shelton Emerging Markets Fund (“Emerging Markets Fund”) is an open-end diversified series of the Trust. The inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Emerging Markets Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on June 26, 2020. All historic performance and financial information presented is that of the ICON Emerging Markets Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Emerging Markets Fund.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversiﬁed series of the Trust. The inception date is December 12, 2013. The Fund’s investment objective is to seek current income and capital appreciation. Eﬀective July 1, 2016, Shelton Capital Management became the advisor to the Fund. The Tactical Credit Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on March 17, 2017. On June 19, 2019, the shareholders of the Cedar Ridge Unconstrained Credit Fund (the “Cedar Ridge Fund”) approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton Tactical Credit Fund. Cedar Fund is the performance and accounting survivor of the reorganization, Shelton Tactical Credit is the legal and tax survivor. The reorganization was effective as of the close of business on June 21, 2019.

Shelton International Select Equity Fund (“International Select Fund”, and together with the Emerging Markets Fund, and the Tactical Credit Fund, each a “Fund” and collectively, the “Funds”) is an open-end, diversiﬁed series of the Trust. The inception date is July 18, 2016. The Fund’s investment objective is to achieve long-term capital appreciation. Eﬀective July 18, 2016, Shelton became the advisor to the Fund. The International Select Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on July 28, 2017.

On June 3, 2020, the shareholders of the ICON International Equity Fund, a series of ICON Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton International Select Equity Fund. The International Select Fund is the performance and accounting, legal and tax survivor of the reorganization. The reorganization was effective as of the open of business on June 29, 2020. See Note 6 for more information.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Tax reclaims are recorded on ex-dividend date. The Fund Accountant reconciles reclaims on their books to the Custodian’s on a semi-annual basis and provides this reconciliation to the Fund Administrator. The reconciliation provides substantial detail about each of the receivables and this data is reviewed against Shelton’s policy to determine reclaims that should be recorded or written off. Tax reclaims which are deemed de-minimis or uncollectible by the Fund Administrator are not recorded. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

19

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2023

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Shelton Emerging Markets Fund seeks to replicate the performance of its sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years (2019-2021) or expected to be taken in the Fund’s 2022 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax beneﬁts will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

20

The following table summarizes the valuation of the Funds’ securities at June 30, 2023 using fair value hierarchy:

Emerging Markets Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$3,312,552	$24,430,573	$—	$27,743,125

International Select Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$11,235,616	$46,615,314	$—	$57,850,930

Tactical Credit Fund – Assets	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$151,451	$33,457,805	$—	$33,609,256

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period.

(b)All publicly traded common stocks and purchased options held by the Funds are classified as level 1 securities, except as otherwise noted on the Portfolio of Investments for Tactical Credit Fund. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate bonds, municipal bonds, and term loans held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

Level 3 Securities
Tactical Credit Fund
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	—
Distributions	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0

	Fair Value as of 6/30/2023	Unobservable Input	Valuation Techniques	Input Values	Impact to valuation from an increase to input
Tactical Credit Fund
CHC Group LLC	$—	Estimated future cash flows	Market assessment	$0	Increase
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC	$—	Estimated future cash flows	Market assessment	$0	Increase

CHC Group LLC - The security trades infrequently on pink sheets and no active bids or offers are observed. The equity was substantially diluted by a recent recapitalization transaction.

Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC - Substantially all cash distributions have been received for this bond in liquidation.  Pricing vendors have ceased providing valuations, however, it is still held at the Custodian and registered at DTC in the event that there may be further immaterial distributions before the security is eventually canceled.

(l) Disclosure about Derivative Instruments and Hedging Activities — The Tactical Credit Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The effect of derivative instruments on the Statements of Assets & Liabilities as of June 30, 2023:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Asset Derivatives
Purchased Options	$—

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2023:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Futures	$—
Purchased Interest Rate Options	—
Total	$—

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Purchased Interest Rate Options	$(23,438)
Written Interest Rate Options	—
Total	$(23,438)

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2023

21

The previously disclosed derivative instruments outstanding as of June 30, 2023, and their effect on the Statements of Operations for the year December, 31, 2022 through June 30, 2023, serve as indicators of the volume of financial derivative activity for the Funds. The following table indicates the average volume for the year:

Average Month End Notional Value
Purchased Options	$7,211,250

(m) LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020 the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023. The remainder of LIBOR publications ended at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the applicable management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
Emerging Markets Fund	1.00%
International Select Fund	0.74%
Tactical Credit Fund	1.17%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds are disclosed in the Statement of Operations. The contractual expense limits for the period ended June 30, 2023 are as follows:

	Contractual Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
International Select Fund	0.98%	1.23%	5/1/24
Tactical Credit Fund	0.98%	1.23%	5/1/24

At December 31, 2022, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $305,398. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 9/30/23	Expires 12/31/23	Expires 12/31/24	Expires 12/31/25	Total
Emerging Markets Fund	$634	$—	$—	$—	$634
International Select Fund	—	44,901	—	95,263	140,164
Tactical Credit Fund	—	62,140	47,163	55,297	164,600
Total	$634	$107,041	$47,163	$150,560	$305,398

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the year ended June 30, 2023 the following were paid:

Fund	Investor Class 12b-1 Fees
Emerging Markets Fund	$1,079
International Select Fund	8,317
Tactical Credit Fund	4,451

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2023

22

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended June 30, 2023 were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$6,699,892	$5,322,799
International Select Fund	11,077,572	38,493,833
Tactical Credit Fund	17,951,590	23,529,016

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassifications on December 31, 2022 were as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
Emerging Markets Fund	$(41,344)	$41,344
International Select Fund	(159,440)	159,440

The reclassification of net assets consists primarily of taxable over-distributions and Net Operating Losses.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2022 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Fund	$21,534,139	$3,726,703	$(1,182,364)	$2,544,339
International Select Fund	80,819,925	7,227,929	(10,947,528)	(3,719,599)
Tactical Credit Fund	42,474,448	302,298	(6,935,750)	(6,633,452)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2022 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Emerging Markets Fund	$—	$—	$—	$—	$2,544,339	$(1,772,465)	$771,874
International Select Fund	—	—	—	—	(3,719,599)	(52,673,142)	(56,392,741)
Tactical Credit Fund	—	—	—	—	(6,633,452)	(5,575,897)	(12,209,349)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, straddle deferrals, Passive Foreign Investment Companies, and certain other investments.

Capital Losses: Capital loss carry forwards, as of December 31, 2022, available to offset future capital gains, if any, are as follows:

	Emerging Markets	International Select	Tactical Credit*
Long Term with no Limitation with no Limit	$1,650,197	$38,792,949	$2,896,415
Short Term with no Limitation with no Limit	116,639	11,592,609	1,432,180
Long Term Subject to Annual Limitation	—	—	—
Short Term Subject to Annual Limitation	—	—	1,089,378
Total	$1,766,836	$50,385,558	$5,417,973
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2022	$170,252.00	$—	$—

*Subject to annual limitation of $561,798 under §382 of the Code through December 31, 2023, and $527,580 for the year ending December 31, 2024.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2023

23

The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Emerging Markets Fund	December 31, 2022	$351,626	$—	$—	$—	$351,626
	December 31, 2021	595,238	—	—	—	595,238

International Select Fund	December 31, 2022	4,214,693	—	—	—	4,214,693
	December 31, 2021	1,082,019	—	—	—	1,082,019

Tactical Credit Fund	December 31, 2022	642,982	78,540(b)	—	336,073	1,057,595
	December 31, 2021	1,765,078	—	—	—	1,765,078

(a)The Funds did not designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2022.

(b)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

Note 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

Note 6 – BORROWINGS

In connection with the short sale arrangement of Shelton Tactical Credit Fund, the Fund may borrow in excess of the short sale proceeds. At June 30, 2023, the total amount outstanding in excess of the short sale proceeds was $0. Amounts borrowed under this arrangement bear interest at an interest rate based on the bank’s margin rate. For the year ended June 30, 2023, the weighted average interest rate of this arrangement was 0.00%, the average amount outstanding was $0 and the maximum outstanding balance was $0. The total amount of interest charged under the arrangement was $0.00 and is included in the balance of Interest and fees on borrowings and short sale arrangement in the Statement of Operations.

Note 7 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2023

24

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of June 30, 2023. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2023 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest, as it explains the risks, fees and expenses of investing in the Fund.

25

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	General Counsel and Chief Compliance Officer, Shelton Capital Management, 2017 to present.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

26

Board Approval of Advisory Agreement

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•The Investment Advisory Agreement dated October 11, 2016, between SCM Trust, on behalf of the Shelton International Select Equity Fund (the “International Select Equity Fund”) and the Shelton Tactical Credit Fund (the “Tactical Credit Fund”) (each a “Fund” and together with the Shelton Emerging Markets Fund, the “Funds”), and Shelton Capital Management (“Shelton Capital” or “SCM”); and

•The Investment Advisory Agreement dated February 6, 2020, between SCM Trust, on behalf of the Shelton Emerging Markets Fund (the “Emerging Markets Fund”), and Shelton Capital Management (collectively, the “SCM Advisory Agreements”).

At a meeting held on March 9-10, 2023, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the SCM Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital and third-party sources. This information, together with other information provided by Shelton Capital, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided to the Emerging Markets Fund, the International Select Equity Fund, and the Tactical Credit Fund by Shelton Capital, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, with Shelton Capital representatives, and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the SCM Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and, noting Shelton Capital’s additions over recent years, determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and Shelton Capital’s commitment to these programs; each of their efforts to keep the Trustees informed; and Shelton Capital’s attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The board concluded that Shelton Capital had the quality and depth of personnel and investment methods necessary to performing its duties under the SCM Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the periods ended December 31, 2022:

•For the Emerging Markets Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

•For the Shelton International Select Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 5-year period, the second lowest performing quartile over the 3-year period, and in the lowest performing quartile over the 1-year period.

•For the Shelton Tactical Credit Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year and 5-year periods, and in the second lowest performing quartile over the 1-year period.

The Board ultimately concluded that Shelton Capital’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that Shelton Capital’s continued management under the applicable SCM Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

27

Board Approval of Advisory Agreement (Continued)

The Board noted that the maximum management fee charged by the Shelton International Select Equity Fund was lower than the Fund’s peer category median, the Shelton Emerging Markets Fund’s maximum management fee was equal to its peer category median, and the Shelton Tactical Credit Fund’s maximum management fee was higher than the Fund’s peer category median.

The Board also observed that except for the Institutional Classes of the Shelton International Select Equity Fund and Shelton Emerging Markets Fund, each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were higher than the relevant Fund’s peer category median.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to other clients utilizing a strategy similar to that employed by certain Funds. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the Funds. The Board also reviewed the resulting level of profits to SCM, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s profitability, in order to ensure that Shelton Capital has sufficient resources to continue to provide the services that shareholders in the Funds require. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and may extend those limits in the future.

The Board also considered that Shelton Capital does not receive material indirect benefits from managing the applicable Funds, noting the soft dollars benefits accrued to Shelton Capital.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each Fund’s cost structure and level of profits for Shelton Capital, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the SCM Advisory Agreements, the Board had received sufficient information to renew and approve the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each SCM Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each applicable Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Funds, and that the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, was in the best interests of each Fund and its shareholders.

SEMI-ANNUAL REPORT

June 30, 2023

ICON Consumer Select Fund
ICON Equity Fund
ICON Equity Income Fund
ICON Flexible Bond Fund
ICON Health and Information Technology Fund
ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund

Table of Contents	June 30, 2023

About Your Fund’s Expenses (unaudited) June 30, 2023

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2022 to June 30, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 31, 2022	Ending Account Value June 30, 2023	Expenses Paid During Period*	Net Annual Expense Ratio
ICON Consumer Select Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$1,107	$6.85	1.31%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.56	1.31%
Investor Shares
Based on Actual Fund Return	$1,000	$1,105	$8.10	1.55%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.77	1.55%
ICON Equity Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$1,062	$5.46	1.07%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.35	1.07%
Investor Shares
Based on Actual Fund Return	$1,000	$1,061	$6.70	1.31%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.56	1.31%
ICON Equity Income Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$1,015	$5.34	1.07%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.35	1.07%
Investor Shares
Based on Actual Fund Return	$1,000	$1,014	$6.55	1.31%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.56	1.31%
ICON Flexible Bond Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$1,048	$3.89	0.77%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.84	0.77%
Investor Shares
Based on Actual Fund Return	$1,000	$1,047	$5.12	1.01%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.05	1.01%

*Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value December 31, 2022	Ending Account Value June 30, 2023	Expenses Paid During Period*	Net Annual Expense Ratio
ICON Health & Information Technology Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$1,055	$6.37	1.25%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.26	1.25%
Investor Shares
Based on Actual Fund Return	$1,000	$1,053	$7.70	1.51%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.57	1.51%
ICON Natural Resources & Infrastructure Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$930	$6.18	1.29%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.46	1.29%
Investor Shares
Based on Actual Fund Return	$1,000	$1,074	$7.88	1.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.66	1.53%
ICON Utilities and Income Fund
Institutional Shares
Based on Actual Fund Return	$1,000	$930	$6.27	1.31%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.56	1.31%
Investor Shares
Based on Actual Fund Return	$1,000	$930	$7.43	1.55%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.77	1.55%

About Your Fund’s Expenses (unaudited) June 30, 2023 (Continued)

*Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Top Holdings and Sector Breakdowns (unaudited)June 30, 2023

ICON Consumer Select Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$6,677,831	13.5%
2	PulteGroup Inc	3,348,008	6.7%
3	Deckers Outdoor Corp	3,060,428	6.2%
4	LPL Financial Holdings Inc	2,848,333	5.7%
5	Skechers USA Inc	2,817,310	5.7%
6	Marsh & McLennan Cos Inc	2,162,920	4.4%
7	Mastercard Inc	2,045,160	4.1%
8	NIKE Inc	2,030,808	4.1%
9	Brunswick Corp	1,949,400	3.9%
10	Visa Inc	1,852,344	3.7%

ICON Equity Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$10,589,679	18.0%
2	Extreme Networks Inc	5,365,753	9.1%
3	Alamo Group Inc	3,586,245	6.1%
4	Mastercard Inc	3,315,126	5.6%
5	LPL Financial Holdings Inc	3,044,020	5.2%
6	Chart Industries Inc	2,876,220	4.9%
7	NIKE Inc	2,505,399	4.3%
8	Performance Food Group Co	2,379,480	4.0%
9	Baker Hughes Co	2,313,852	3.9%
10	Advanced Drainage Systems Inc	2,264,222	3.8%

ICON Equity Income Fund

Security		Market Value	Percentage of Total Investment
1	Vector Group Ltd	$3,116,673	5.3%
2	Bristol-Myers Squibb Co	3,031,230	5.1%
3	New York Community Bancorp Inc	2,640,276	4.5%
4	GSK PLC	2,309,472	3.9%
5	Manulife Financial Corp	2,227,598	3.8%
6	Amgen Inc	2,131,392	3.6%
7	Lockheed Martin Corp	2,025,672	3.4%
8	Nexstar Media Group Inc	1,965,290	3.3%
9	ING Groep NV	1,941,027	3.3%
10	OceanFirst Financial Corp	1,843,160	3.1%

ICON Flexible Bond Fund

Security		Market Value	Percentage of Total Investment
1	Argo Group US Inc	$10,599,120	5.7%
2	Templeton Global Income Fund	8,701,684	4.7%
3	Bank of America Corp	7,363,791	3.9%
4	Fifth Third Bancorp	6,176,164	3.3%
5	Prudential Financial Inc	6,176,063	3.3%
6	Equity Commonwealth	5,467,096	2.9%
7	Dell International LLC / EMC Corp	4,750,455	2.5%
8	American Airlines 2017-1 Class B Pass Through Trust	4,490,610	2.4%
9	United Airlines 2018-1 Class A Pass Through Trust	4,410,505	2.4%
10	Citigroup Inc	4,273,536	2.3%

Top Holdings and Sector Breakdowns (Continued) (unaudited)June 30, 2023

ICON Health and Information Technology Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$13,043,273	14.3%
2	Arista Networks Inc	4,472,856	4.9%
3	UnitedHealth Group Inc	4,469,952	4.9%
4	Molina Healthcare Inc	4,458,352	4.9%
5	TD SYNNEX Corp	4,455,600	4.9%
6	Elevance Health Inc	4,309,613	4.7%
7	Fortinet Inc	4,157,450	4.5%
8	Humana Inc	3,890,031	4.3%
9	Taiwan Semiconductor Manufacturing Co Ltd	3,481,740	3.8%
10	LiveRamp Holdings Inc	3,264,408	3.6%

ICON Natural Resources and Infrastructure Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$24,486,482	22.2%
2	Ultrapar Participacoes SA	6,307,650	5.7%
3	YPF SA	5,211,500	4.7%
4	Ecopetrol SA	5,125,000	4.7%
5	DMC Global Inc	4,262,400	3.9%
6	Southwestern Energy Co	3,846,400	3.5%
7	Enterprise Products Partners LP	3,689,000	3.4%
8	AAR Corp	3,234,560	2.9%
9	ChampionX Corp	2,948,800	2.7%
10	Saia Inc	2,910,485	2.6%

ICON Utilities and Income Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$4,570,080	14.9%
2	New Jersey Resources Corp	2,657,360	8.7%
3	Ameren Corp	1,992,748	6.5%
4	NextEra Energy Inc	1,914,360	6.3%
5	Evergy Inc	1,822,704	6.0%
6	Xcel Energy Inc	1,703,458	5.6%
7	American Electric Power Co Inc	1,667,160	5.4%
8	NiSource Inc	1,593,165	5.2%
9	Black Hills Corp	1,482,396	4.8%
10	ONE Gas Inc	1,444,028	4.7%

See accompanying notes to financial statements.

ICON Consumer Select FundPortfolio of Investments6/30/23

Security Description	Shares	Value
Common Stock (86.62%)

Communications (3.52%)
eBay Inc	19,700	$880,393
The Walt Disney Co*	9,700	866,016
Total Communications		1,746,409

Consumer, Cyclical (37.72%)
Brunswick Corp	22,500	1,949,400
Dana Inc	54,400	924,800
Deckers Outdoor Corp*	5,800	3,060,428
Gentex Corp	58,500	1,711,710
Lear Corp	10,300	1,478,565
NIKE Inc	18,400	2,030,809
PulteGroup Inc	43,100	3,348,009
Skechers USA Inc*	53,500	2,817,310
Visteon Corp*	9,600	1,378,656
Total Consumer, Cyclical		18,699,686

Consumer, Non-cyclical (9.11%)
Darling Ingredients Inc*	28,100	1,792,499
Global Payments Inc	7,900	778,308
Lamb Weston Holdings Inc	8,500	977,075
Performance Food Group Co*	16,100	969,864
Total Consumer, Non-cyclical		4,517,746

Financial (36.27%)
American Express Co	5,500	958,100
Arch Capital Group Ltd*	20,500	1,534,425
Assurant Inc	10,300	1,294,916
Bank of America Corp	34,300	984,067
Equitable Holdings Inc	39,200	1,064,672
Everest Group Ltd*	3,200	1,093,952
The Hartford Financial Services Group Inc	12,900	929,058
LPL Financial Holdings Inc	13,100	2,848,333
Marsh & McLennan Cos Inc	11,500	2,162,920
Mastercard Inc	5,200	2,045,160
RenaissanceRe Holdings Ltd	6,500	1,212,380
Visa Inc	7,800	1,852,344
Total Financial		17,980,327

Total Common Stock (Cost $34,920,713)		42,944,167

Investment Companies (13.47%)	Shares	Value
Money Market Funds (13.47%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.01%)	6,677,831	6,677,831

Total Investment Companies (Cost $6,677,831)		6,677,831

Total Investments (Cost $41,598,545) (100.09%)		$49,621,999
Liabilities in Excess of Other Assets (-0.09%)		(45,253)
Net Assets (100.00%)		$49,576,746

*Non-income producing security.

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments6/30/23

Security Description	Shares	Value
Common Stock (80.87%)

Basic Materials (1.18%)
The Chemours Co	18,800	$693,532

Communications (9.14%)
Extreme Networks Inc*	205,979	5,365,751

Consumer, Cyclical (6.98%)
Magna International Inc	28,200	1,591,608
NIKE Inc	22,700	2,505,399
Total Consumer, Cyclical		4,097,007

Consumer, Non-cyclical (13.60%)
Anheuser-Busch InBev SA#	18,800	1,066,336
The Boston Beer Co Inc*	3,600	1,110,384
Euronet Worldwide Inc*	13,350	1,566,890
Global Payments Inc	18,862	1,858,284
Performance Food Group Co*	39,500	2,379,480
Total Consumer, Non-cyclical		7,981,374

Energy (3.94%)
Baker Hughes Co	73,200	2,313,852

Financial (16.97%)
Bank of America Corp	32,488	932,081
JPMorgan Chase & Co	10,200	1,483,488
LPL Financial Holdings Inc	14,000	3,044,020
Mastercard Inc	8,429	3,315,126
Truist Financial Corp	39,100	1,186,685
Total Financial		9,961,400

Industrial (23.48%)
Advanced Drainage Systems Inc	19,900	2,264,222
Alamo Group Inc	19,500	3,586,245
Armstrong World Industries Inc	21,600	1,586,736
Chart Industries Inc*	18,000	2,876,220
CSX Corp	36,200	1,234,420
Trinity Industries Inc	86,800	2,231,628
Total Industrial		13,779,471

Technology (5.58%)
Adobe Inc*	3,100	1,515,869
EPAM Systems Inc*	7,830	1,759,793
Total Technology		3,275,662

Total Common Stock (Cost $32,275,182)		47,468,051

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (Continued)6/30/23

Investment Companies (19.44%)	Shares	Value
Exchange-Traded Funds (1.40%)
Direxion Daily Semiconductors Bear 3x Shares#	13,400	$132,258
ProShares Short QQQ#	65,100	688,107
Total Exchange-Traded Funds		820,365

Money Market Funds (18.04%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.01%)	10,589,679	10,589,679

Total Investment Companies (Cost $11,965,535)		11,410,044

Collateral Received For Securities on Loan (3.16%)
First American Government Obligations Fund - Class X (Cost $1,859,575)	1,859,575	1,859,575

Total Investments (Cost $46,100,292) (103.47%)		$60,737,668
Liabilities in Excess of Other Assets (-3.47%)		(2,037,763)
Net Assets (100.00%)		$58,699,905

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2023 in the amount of $1,820,078.

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments6/30/23

Security Description	Shares	Value
Common Stock (59.97%)

Basic Materials (1.61%)
Kaiser Aluminum Corp	13,100	$938,484

Communications (3.38%)
Nexstar Media Group Inc	11,800	1,965,290

Consumer, Cyclical (6.61%)
Hooker Furnishings Corp	49,200	918,072
Leggett & Platt Inc	42,600	1,261,812
Whirlpool Corp	11,200	1,666,448
Total Consumer, Cyclical		3,846,332

Consumer, Non-Cyclical (20.88%)
Amgen Inc	9,600	2,131,392
Bristol-Myers Squibb Co	47,400	3,031,230
GSK PLC	64,800	2,309,472
Ingredion Inc	14,700	1,557,465
Vector Group Ltd	243,300	3,116,668
Total Consumer, Non-Cyclical		12,146,232

Financial (19.00%)
Huntington Bancshares Inc	142,600	1,537,228
ING Groep NV	144,100	1,941,027
Manulife Financial Corp	117,800	2,227,598
New York Community Bancorp Inc	234,900	2,640,276
OceanFirst Financial Corp	118,000	1,843,160
Webster Financial Corp	22,800	860,700
Total Financial		11,049,989

Industrial (5.64%)
Lockheed Martin Corp	4,400	2,025,672
Trinity Industries Inc	48,800	1,254,648
Total Industrial		3,280,320

Utilities (2.85%)
Evergy Inc	28,400	1,659,128

Total Common Stock (Cost $35,291,009)		34,885,775

Preferred Stock (9.23%)	Shares	Value
Financial (7.53%)
Annaly Capital Management Inc, 10.531%	28,060	$712,724
Argo Group US Inc, 6.500%	56,160	1,263,600
Bank of America Corp, 7.250%	613	718,326
Equity Commonwealth, 6.500%	50,280	1,277,112
Raymond James Financial Inc, 6.375%	16,010	400,732
Total Financial		4,372,494

Government (1.70%)
Farm Credit Bank of Texas, 6.750% (144A)(a)	10,000	990,000

Total Preferred Stock (Cost $5,461,532)		5,362,494

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Continued)6/30/23

Corporate Debt (20.23%)	Par Value	Value
Communications (3.45%)
Hughes Satellite Systems Corp, 6.625%, 8/1/2026	$250,000	$233,750
Sprint LLC, 7.125%, 6/15/2024	1,000,000	1,008,928
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	750,000	764,341
Total Communications		2,007,019

Consumer, Cyclical (8.39%)
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 1/15/2024	231,486	227,999
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	470,250	449,061
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	247,234	232,247
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	178,645	151,924
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	477,500	415,495
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	443,008	364,885
Century Communities Inc, 6.750%, 6/1/2027	250,000	250,372
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	500,000	511,293
MGM Resorts International, 6.750%, 5/1/2025	750,000	751,820
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	400,000	400,940
Royal Caribbean Cruises Ltd, 11.500%, 6/1/2025 (144A)	718,000	761,798
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	404,811	359,986
Total Consumer, Cyclical		4,877,820

Consumer, Non-Cyclical (1.57%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	236,850
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	181,139
Williams Scotsman International Inc, 6.125%, 6/15/2025 (144A)	500,000	496,290
Total Consumer, Non-Cyclical		914,279

Energy (0.17%)
NGL Energy Operating LLC / NGL Energy Finance Corp, 7.500%, 2/1/2026 (144A)	100,000	98,493

Financial (5.32%)
Bank of America Corp, 8.631%(a),(b)	500,000	499,986
Citigroup Inc, 8.787%(a),(b)	500,000	496,000
Credit Acceptance Corp, 6.625%, 3/15/2026	220,000	211,426
Greystar Real Estate Partners LLC, 5.750%, 12/1/2025 (144A)	250,000	244,129
Nationwide Mutual Insurance Co, 7.842%, 12/15/2024 (144A)(b)	1,000,000	998,999
Prudential Financial Inc, 5.200%, 3/15/2044(b),#	500,000	494,085
Wells Fargo & Co, 5.900%(a),(b)	150,000	147,938
Total Financial		3,092,563

Industrial (1.33%)
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	250,000	246,289
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	225,316
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	300,000	303,139
Total Industrial		774,744

Total Corporate Debt (Cost $11,747,440)		11,764,918

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Continued)6/30/23

Investment Companies (12.21%)	Par Value	Value
Mutual Funds (12.21%)
abrdn Income Credit Strategies	$94,883	$649,000
Blackstone Strategic Credit 2027 Term Fund	80,011	874,520
Carlyle Credit Income Fund	137,645	1,368,880
Invesco High Income 2023 Target Term Fund	86,671	643,099
RiverNorth Capital and Income	47,550	733,221
Templeton Global Income Fund	390,480	1,616,587
Total Mutual Funds		5,885,307

Money Market Funds (2.09%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.01%)	1,215,201	1,215,201

Total Investment Companies (Cost $7,197,387)		7,100,508

Collateral Received For Securities on Loan (0.94%)
First American Government Obligations Fund - Class X (Cost $548,103)	548,103	548,103

Total Investments (Cost $60,245,470) (102.58%)		$59,661,793
Liabilities in Excess of Other Assets (-2.58%)		-1,503,389
Net Assets (100.00%)		$58,158,404

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2023, these securities had a total aggregate market value of $6,131,469, which represented approximately 10.54% of net assets.

(a)This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date.

#Loaned security; a portion of the security is on loan at June 30, 2023 in the amount of $539,821.

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments6/30/23

Security Description	Shares	Value
Common Stock (0.26%)

Communication (0.04%)
AT&T Inc	5,000	$79,750

Financial (0.22%)
Goldman Sachs BDC Inc#	30,983	429,424

Total Common Stock (Cost $499,501)		509,174

Corporate Debt (75.10%)	Par Value	Value
Communications (6.83%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	$4,315,000	3,574,244
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	974,545
Hughes Satellite Systems Corp, 5.250%, 8/1/2026	3,000,000	2,799,922
Hughes Satellite Systems Corp, 6.625%, 8/1/2026	1,250,000	1,168,750
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	1,500,000	1,528,682
The Walt Disney Co, 7.750%, 2/1/2024#	3,000,000	3,024,744
Total Communications		13,070,887

Consumer, Cyclical (24.52%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)#	1,000,000	1,015,026
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	832,049	728,297
American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 9/22/2023	914,776	908,115
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 1/15/2024	694,457	683,997
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	4,702,500	4,490,610
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	289,241	260,854
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	988,938	928,987
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,336,809	1,199,816
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	1,965,091	1,671,166
American Airlines Inc, 7.250%, 2/15/2028 (144A)	1,000,000	994,111
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	327,590	281,176
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	2,387,500	2,077,476
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	1,172,200	953,951
Beazer Homes USA Inc, 6.750%, 3/15/2025#	2,000,000	1,985,000
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,386,899	1,965,973
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,752,606
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	1,500,000	1,533,878
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	922,590
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	3,330,159	3,304,528
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	2,192,329	2,197,314
MGM Resorts International, 6.750%, 5/1/2025	2,500,000	2,506,068
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	2,400,000	2,405,638
SeaWorld Parks & Entertainment Inc, 8.750%, 5/1/2025 (144A)#	355,000	359,438
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 9/20/2025 (144A)	1,500,000	1,511,319
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	1,013,955	950,735
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	5,098,151	4,410,505
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031#	3,004,160	2,671,509
US Airways 2011-1 Class A Pass Through Trust, 7.125%, 10/22/2023	2,334,162	2,328,010
Total Consumer, Cyclical		46,998,693

Consumer, Non-cyclical (4.58%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,184,249
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,190,342
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,131,954
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	4,300,000	4,265,642
Total Consumer, Non-cyclical		8,772,187

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued)6/30/23

Corporate Debt (75.10%)	Par Value	Value
Energy (5.34%)
Andeavor LLC, 5.125%, 12/15/2026	$4,000,000	$3,872,803
EQM Midstream Partners LP, 7.500%, 6/1/2027 (144A)	1,000,000	1,009,632
Hess Corp, 7.300%, 8/15/2031	1,500,000	1,644,211
NGL Energy Operating LLC / NGL Energy Finance Corp, 7.500%, 2/1/2026 (144A)	1,495,000	1,472,467
Northern Oil and Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,225,000
PDC Energy Inc, 5.750%, 5/15/2026	1,000,000	995,997
Total Energy		10,220,110

Financial (21.96%)
Bank of America Corp, 8.631%(a),(b)	7,364,000	7,363,790
Citigroup Inc, 8.787%(a),(b),#	4,308,000	4,273,536
Credit Acceptance Corp, 6.625%, 3/15/2026#	2,600,000	2,498,669
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	972,198
Fifth Third Bancorp, 8.571%(a),(b),#	500,000	448,798
Fifth Third Bancorp, 8.667%(a),(b),#	6,718,000	6,176,164
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	1,961,652
Greystar Real Estate Partners LLC, 5.750%, 12/1/2025 (144A)	1,250,000	1,220,645
Hunt Cos Inc, 5.250%, 4/15/2029 (144A)	1,000,000	794,031
Nationwide Mutual Insurance Co, 7.842%, 12/15/2024 (144A)(b)	3,000,000	2,996,998
OneMain Finance Corp, 6.125%, 3/15/2024	1,000,000	996,627
The PNC Financial Services Group Inc, 8.536%(a),(b),#	2,350,000	2,329,138
Prudential Financial Inc, 5.200%, 3/15/2044(b)	6,250,000	6,176,063
Truist Financial Corp, 8.654%(a),(b)	2,400,000	2,352,096
Wells Fargo & Co, 5.900%(a),(b)	1,500,000	1,479,375
Total Financial		42,039,781

Industrial (5.95%)
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,869,249
Danaos Corp, 8.500%, 3/1/2028 (144A)	1,500,000	1,503,750
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,646,000	1,621,563
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	1,500,000	1,549,069
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/2028 (144A)	2,000,000	1,830,049
MasTec Inc, 6.625%, 8/15/2029 (144A)	1,250,000	1,126,582
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,190,520
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	688,000	695,199
Total Industrial		11,385,981

Technology (4.17%)
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	4,612,000	4,750,455
Dell Inc, 7.100%, 4/15/2028#	3,000,000	3,226,740
Total Technology		7,977,195

Utilities (1.75%)
Calpine Corp, 5.250%, 6/1/2026 (144A)	703,000	678,976
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,366,574
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,299,163
Total Utilities		3,344,713

Total Corporate Debt (Cost $148,843,824)		143,809,547

Asset Backed Securities (1.33%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,538,086

Total Asset Backed Securities (Cost $2,906,169)		2,538,086

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued)6/30/23

Preferred Stock (9.91%)
Argo Group US Inc, 6.500%	$471,072	$10,599,120
Bank of America Corp, 7.250%	305	357,405
Equity Commonwealth, 6.500%	215,240	5,467,096
The Goldman Sachs Group Inc, 8.977%	9,000	229,590
Raymond James Financial Inc, 6.375%	92,686	2,319,940

Total Preferred Stock (Cost $19,358,149)		18,973,151

Investment Companies (10.83%)
Mutual Funds (9.64%)
abrdn Income Credit Strategies	240,951	1,648,105
Blackstone Strategic Credit 2027 Term Fund	25,257	276,059
Carlyle Credit Income Fund	192,052	1,909,957
Highland Opportunities and Income Fund	142,671	1,288,319
Invesco High Income 2023 Target Term Fund	40,000	296,800
Kayne Anderson NextGen Energy & Infrastructure Inc	346,431	2,459,660
RiverNorth Capital and Income	120,811	1,862,906
Templeton Global Income Fund	2,101,856	8,701,684
Total Mutual Funds		18,443,490

Money Market Funds (1.19%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.01%)	2,284,968	2,284,968

Total Investment Companies (Cost $21,366,522)		20,728,458

Collateral Received For Securities on Loan (3.95%)
First American Government Obligations Fund - Class X (Cost $7,554,886)	7,554,886	7,554,886

Total Investments (Cost $200,529,050) (101.38%)		$194,113,301
Liabilities in Excess of Other Assets (-1.38%)		-2,638,255
Net Assets (100.00%)		$191,475,046

#Loaned security; a portion of the security is on loan at June 30, 2023 in the amount of $7,354,514

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2023, these securities had a total aggregate market value of $40,871,786, which represented approximately 21.35% of net assets.

(a)This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date.

See accompanying notes to financial statements.

ICON Health and Information Technology FundPortfolio of Investments6/30/23

Security Description	Shares	Value
Common Stock (85.79%)

Communications (16.76%)
Alphabet Inc*	22,300	$2,697,631
Arista Networks Inc*	27,600	4,472,856
CDW Corp	11,800	2,165,300
Cisco Systems Inc	53,900	2,788,786
GoDaddy Inc*	17,600	1,322,288
Meta Platforms Inc*	6,500	1,865,370
Total Communications		15,312,231

Consumer, Non-cyclical (42.21%)
AstraZeneca PLC	30,000	2,147,100
The Cigna Group	10,100	2,834,060
Elevance Health Inc	9,700	4,309,613
Encompass Health Corp	29,100	1,970,361
HCA Healthcare Inc	8,000	2,427,840
Humana Inc	8,700	3,890,031
Incyte Corp*	23,500	1,462,875
IQVIA Holdings Inc*	9,238	2,076,425
Jazz Pharmaceuticals PLC*	7,200	892,584
LiveRamp Holdings Inc*	114,300	3,264,408
Merck & Co Inc	16,100	1,857,779
Molina Healthcare Inc*	14,800	4,458,352
Select Medical Holdings Corp	78,800	2,510,568
UnitedHealth Group Inc	9,300	4,469,952
Total Consumer, Non-cyclical		38,571,948

Energy (2.39%)
SolarEdge Technologies Inc*	8,100	2,179,305

Industrial (7.50%)
TD SYNNEX Corp	47,400	4,455,600
Universal Display Corp	16,600	2,392,558
Total Industrial		6,848,158

Technology (16.93%)
Autodesk Inc*	14,500	2,966,845
Fortinet Inc*	55,000	4,157,450
Globant SA*	11,900	2,138,668
Salesforce Inc*	12,900	2,725,254
Taiwan Semiconductor Manufacturing Co Ltd	34,500	3,481,740
Total Technology		15,469,957

Total Common Stock (Cost $72,976,050)		78,381,599

See accompanying notes to financial statements.

ICON Health and Information Technology FundPortfolio of Investments (Continued)6/30/23

Investment Companies (14.28%)	Shares	Value
Money Market (14.28%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.01%)	13,043,273	$13,043,273

Total Funds (Cost $13,043,273)		13,043,273

Total Investments (Cost $86,019,323) (100.07%)		$91,424,872
Liabilities in Excess of Other Assets (-0.07%)		(63,712)
Net Assets (100.00%)		$91,361,160

*Non-income producing security.

See accompanying notes to financial statements.

ICON Natural Resources and Infrastructure FundPortfolio of Investments6/30/23

Security Description	Shares	Value
Common Stock (77.78%)

Basic Materials (5.48%)
Kaiser Aluminum Corp	15,000	$1,074,600
Livent Corp*	80,000	2,194,400
Sociedad Quimica y Minera de Chile SA	20,000	1,452,400
Trinseo PLC	103,000	1,305,010
Total Basic Materials		6,026,410

Energy (39.10%)
ChampionX Corp	95,000	2,948,800
DMC Global Inc*	240,000	4,262,400
Ecopetrol SA#	500,000	5,125,000
Enterprise Products Partners LP	140,000	3,689,000
Golar LNG Ltd	130,000	2,622,100
Imperial Oil Ltd	25,000	1,279,000
Nabors Industries Ltd*	15,500	1,441,965
NuStar Energy LP	69,000	1,182,660
Southwestern Energy Co*	640,000	3,846,400
Suncor Energy Inc	84,000	2,462,880
TechnipFMC PLC*	160,000	2,659,200
Ultrapar Participacoes SA	1,605,000	6,307,650
YPF SA*	350,000	5,211,500
Total Energy		43,038,555

Industrial (32.31%)
AAR Corp*	56,000	3,234,560
Alamo Group Inc	9,000	1,655,190
Armstrong World Industries Inc	22,000	1,616,120
Canadian National Railway Co	20,000	2,421,400
Canadian Pacific Kansas City Ltd#	14,000	1,130,780
Cemex SAB de CV*	300,000	2,124,000
CSX Corp	33,000	1,125,300
Dycom Industries Inc*	11,000	1,250,150
The Greenbrier Cos Inc	50,000	2,155,000
JB Hunt Transport Services Inc	10,000	1,810,300
Loma Negra Cia Industrial Argentina SA	200,000	1,360,000
Masco Corp	35,000	2,008,300
MasTec Inc*	24,000	2,831,280
Old Dominion Freight Line Inc	4,500	1,663,875
Oshkosh Corp	13,000	1,125,670
Saia Inc*	8,500	2,910,485
Union Pacific Corp	11,500	2,353,130
Woodward Inc	15,000	1,783,650
ZTO Express Cayman Inc	40,000	1,003,200
Total Industrial		35,562,390

Utilities (0.89%)
National Fuel Gas Co	19,000	975,840

Total Common Stock (Cost $77,074,947)		85,603,195

See accompanying notes to financial statements.

ICON Natural Resources and Infrastructure FundPortfolio of Investments (Continued)6/30/23

Investment Companies (22.25%)	Shares	Value
Money Market Funds (22.25%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.01%)	24,486,482	$24,486,482

Total Investment Companies (Cost $24,486,482)		24,486,482

Collateral Reveived For Securities on Loan (2.59%)
First American Government Obligations Fund - Class X (Cost $2,853,023)	2,853,023	2,853,023

Total Investments (Cost $101,561,429) (102.62%)		$112,942,700
Liabilities in Excess of Other Assets (-2.62%)		(2,888,212)
Net Assets (100.00%)		$110,054,488

*Non-income producing security.

#Loaned security; a portion of the security is on loan at June 30, 2023 in the amount of $2,769,353.

See accompanying notes to financial statements.

ICON Utilities and Income FundPortfolio of Investments6/30/23

Security Description	Shares	Value
Common Stock (85.22%)

Utilities (85.22%)
ALLETE Inc	20,700	$1,199,979
Ameren Corp	24,400	1,992,748
American Electric Power Co Inc	19,800	1,667,160
Atmos Energy Corp	12,000	1,396,080
Avangrid Inc	32,100	1,209,528
Black Hills Corp	24,600	1,482,396
Consolidated Edison Inc	11,100	1,003,440
Duke Energy Corp	5,400	484,596
Evergy Inc	31,200	1,822,704
Eversource Energy	18,000	1,276,560
National Fuel Gas Co	25,500	1,309,680
New Jersey Resources Corp	56,300	2,657,359
NextEra Energy Inc	25,800	1,914,360
NiSource Inc	58,251	1,593,165
ONE Gas Inc	18,800	1,444,028
Spire Inc	19,900	1,262,456
UGI Corp	22,995	620,175
Xcel Energy Inc	27,400	1,703,458
Total Utilities		26,039,873

Total Common Stock (Cost $25,784,940)		26,039,873

Money Market Funds (14.96%)	Par Value	Value
First American Government Obligations Fund (Subsidized 7-Day Yield, 5.01%)	4,570,080	4,570,080
Total Money Market Funds (Cost $4,570,080)		4,570,080

Total Investments (Cost $30,355,019)(a) (100.18%)		$30,609,952
Liabilities in Excess of Other Assets (-0.18%)		-54,756
Net Assets (100.00%)		$30,555,196

See accompanying notes to financial statements.

Statements of Assets & Liabilities June 30, 2023 (Unaudited)

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
Assets
Investments in securities
Cost of investments	$41,598,545	$46,100,292	$60,245,469	$200,529,051	$86,019,323	$104,414,452	$30,355,019
Fair value of investments (Note 1)*	49,621,999	60,737,668	59,661,793	194,113,301	91,424,872	112,942,700	30,609,952
Cash	—	—	—	—	—	8,945	—
Cash denominated in foreign currencies	—	—	—	—	—	—	—
Interest receivable	19,542	33,506	160,865	2,050,760	47,283	84,395	19,586
Dividend receivable	18,635	7,718	107,865	178,519	36,170	104,444	85,903
Receivable from investment advisor	—	—	—	17,842	—	—	—
Receivable for fund shares sold	2,900	3,353	8,526	102,100	2,500	19,297	9,262
Receivable for investment securities sold	—	—	—	4,016,591	—	—	—
Securities Lending income receivable	—	821	924	24,017	—	3,697	—
Reclaim receivable	—	5,894	22,773	—	—	2,337	—
Prepaid expenses	28,774	31,182	18,750	35,672	31,312	60,050	9,263
Total assets	$49,691,850	$60,820,142	$59,981,496	$200,538,802	$91,542,137	$113,225,865	$30,733,966

Liabilities
Cash due to broker	$—	$—	$—	$—	$—	$—	$—
Collateral for securities loaned	—	1,859,575	548,103	7,554,886	—	2,853,023	—
Payable to investment advisor	39,409	34,769	36,413	92,636	74,380	87,545	25,764
Payable for investments purchased	—	—	—	—	—	—	—
Payable for fund shares purchased	101	97,298	14,568	9,724	2,528	80,700	52,138
Payable for securities purchased	—	—	—	944,432	—	—	—
Distributions payable	—	—	32,895	337,811	—	—	36,924
Dividend payable	—	—	486	—	—	4,000	—
Accrued 12b-1 fees	399	3,087	3,605	2,101	319	1,101	942
Accrued administration fees	3,716	4,371	4,578	14,557	7,013	8,254	2,429
Accrued audit fees	2,875	13,810	19,377	32,662	14,311	18,747	7,436
Accrued CCO fees	1,474	4,750	7,688	7,436	3,081	4,731	1,654
Accrued custody fees	—	345	3,759	—	—	—	—
Accrued fund accounting fees	2,259	16,880	22,769	11,528	5,566	7,500	7,859
Accrued printing fees	—	—	—	—	—	—	—
Accrued registration fees	—	—	—	—	—	—	—
Accrued state registration fees	44,265	46,251	65,414	3,922	37,956	24,235	23,150
Accrued transfer agent fees	17,172	30,197	47,383	38,185	28,334	72,438	14,312
Accrued trustee fees	363	2,829	5,118	2,558	1,162	1,598	1,522
Accrued expenses	3,071	6,075	10,936	11,318	6,327	7,505	4,640
Other payables
Total liabilities	115,104	2,120,237	823,092	9,063,756	180,977	3,171,377	178,770

Net assets	$49,576,746	$58,699,905	$59,158,404	$191,475,046	$91,361,160	$110,054,488	$30,555,196

Net assets at June 30, 2023 consist of
Paid-in capital	$41,349,951	$43,588,270	$60,366,296	$209,771,899	$70,486,561	$305,362,769	$30,683,327
Distributable earnings/(loss)	8,226,795	15,111,635	(1,207,892)	(18,296,853)	20,874,599	(195,308,281)	(128,131)
Total net assets	$49,576,746	$58,699,905	$59,158,404	$191,475,046	$91,361,160	$110,054,488	$30,555,196

Net assets
Institutional Shares	$47,581,580	$43,107,738	$41,731,520	$181,142,199	$89,803,328	$104,506,568	$26,141,196
Investor Shares	$1,995,166	$15,592,167	$17,426,884	$10,332,847	$1,557,832	$5,547,920	$4,414,000

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	4,675,057	1,564,716	2,630,228	21,441,505	5,808,378	6,043,386	2,906,801
Investor Shares (no par value, unlimited shares authorized)	198,344	603,341	1,116,660	1,245,714	109,617	325,831	504,067

Net asset value per share
Institutional Shares	$10.06	$27.55	$15.69	$8.45	$15.46	$17.29	$8.99
Investor Shares	$10.18	$25.84	$15.61	$8.38	$14.21	$17.03	$8.76

*Securities are on loan in the amount of -, 1,820,078, 539,821, 7,354,514, -, 2,769,353, and - respectively.

See accompanying notes to financial statements.

Statement of Operations June 30, 2023

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Investment income
Interest income	$157,810	$215,021	$400,665	$4,037,318	$361,181	$537,280	$99,321
Dividend income (net of foreign tax withheld: $-, $9,021, $23,076, $-, $7,003, $809, $1,017 respectively)	199,487	287,438	1,385,867	2,272,569	306,811	1,287,513	533,635
Income from securities lending, net	39	4,682	9,833	187,333	1,914	19,963	—
Total	357,336	507,141	1,796,365	6,497,220	669,906	1,844,756	632,956

Expenses
Management fees (Note 2)	236,279	212,639	230,026	528,837	456,886	543,088	166,570
Administration fees (Note 2)	22,232	26,675	28,856	82,945	42,990	51,098	15,673
Transfer agent fees	1,333	16,473	13,238	44,575	15,912	15,014	7,020
Accounting services	13,062	17,740	18,835	25,968	13,992	16,967	14,012
Custodian fees	2,312	4,108	5,687	10,944	3,780	5,292	4,298
Legal and audit fees	12,509	15,287	16,444	27,135	15,101	18,352	17,999
CCO fees (Note 2)	2,594	3,660	4,090	12,403	4,951	5,958	1,691
Trustees fees	3,196	3,671	2,496	1,731	2,352	2,443	3,587
Insurance	700	1,082	1,316	2,639	1,416	1,692	547
Printing	11,838	10,635	13,623	14,869	8,404	15,340	12,105
Registration and dues	4,172	9,040	11,868	19,963	9,776	22,922	5,027
Investor Class 12b-1 fees (Note 2)	2,452	19,049	24,166	12,586	2,137	7,323	6,241
Total expenses	312,679	340,059	370,645	784,595	577,697	705,489	254,770
Less reimbursement from manager (Note 2)	—	—	(22,138)	(97,802)	—	—	(29,950)
Net expenses	312,679	340,059	348,507	686,793	577,697	705,489	224,820
Net investment income/(loss)	44,657	167,082	1,447,858	5,810,427	92,209	1,139,267	408,136

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	545,066	532,358	358,535	(2,755,433)	8,541,868	2,240,459	(120,641)
Change in unrealized appreciation/(depreciation) of investments	4,223,704	2,753,854	(926,628)	4,889,344	(3,801,456)	4,468,642	(2,684,022)
Net realized and unrealized gain/(loss) on investments	4,768,770	3,286,212	(568,093)	2,133,911	4,740,412	6,709,101	(2,804,663)
Net increase/(decrease) in net assets resulting from operations	$4,813,427	$3,453,294	$879,765	$7,944,338	$4,832,621	$7,848,368	$(2,396,527)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Icon Consumer Select Fund		Icon Equity Fund		Icon Equity Income Fund		Icon Flexible Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income/(loss)	$44,657	$(70,714)	$167,082	$98,512	$1,447,858	$2,267,677	$5,810,427	$6,339,476
Net realized gain/(loss) from security transactions and foreign currency	545,066	8,504,745	532,358	10,270,013	358,535	4,647,516	(2,755,433)	1,594,848
Change in unrealized appreciation/(depreciation) of investments	4,223,704	(15,342,378)	2,753,854	(25,112,296)	(926,628)	(18,070,124)	4,889,344	(1,974,679)
Net increase/(decrease) in net assets resulting from operations	4,813,427	(6,908,347)	3,453,294	(14,743,771)	879,765	(11,154,931)	7,944,338	5,959,645

Distributions to shareholders
Distributions
Institutional Shares(a)	—	(6,774,478)	—	(6,791,065)	(1,003,472)	(5,175,172)	(6,283,066)	(6,531,778)
Investor Shares(b)	—	(304,524)	—	(2,707,920)	(433,045)	(2,982,043)	(369,073)	(451,025)
Institutional Return of Capital	—	—	—	—	—	—	—	(156,275)
Investor Return of Capital	—	—	—	—	—	—	—	(7,632)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(1,220,868)	(3,261,688)	(2,973,242)	467,458	(3,467,591)	(1,034,235)	32,813,621	25,500,802
Total increase/(decrease)	3,592,559	(17,249,037)	480,052	(23,775,298)	(4,024,343)	(20,346,381)	34,105,820	9,958,172

Net assets
Beginning of year	45,984,187	63,233,224	58,219,853	81,995,151	63,182,747	83,529,128	157,369,226	147,411,054
End of year	$49,576,746	$45,984,187	$58,699,905	$58,219,853	$59,158,404	$63,182,747	$191,475,046	$157,369,226

(a)Formerly Class S Shares

(b)Formerly Class A Shares

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Icon Health & Information Technology Fund		Icon Natural Resources and Infrastructure Fund		Icon Utilities and Income Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income/(loss)	$92,209	$(319,200)	$1,139,267	$1,176,452	$408,136	$782,294
Net realized gain/(loss) from security transactions and foreign currency	8,541,868	7,329,456	2,240,459	22,776,387	(120,641)	2,138,960
Change in unrealized appreciation/(depreciation) of investments	(3,801,456)	(32,308,755)	4,468,642	(23,536,547)	(2,684,022)	(3,774,843)
Net increase/(decrease) in net assets resulting from operations	4,832,621	(25,298,499)	7,848,368	416,292	(2,396,527)	(853,589)

Distributions to shareholders
Distributions
Institutional Shares(a)	—	(14,850,546)	—	(11,129,793)	(352,896)	(2,682,642)
Investor Shares(b)	—	(332,428)	—	(627,155)	(75,585)	(475,152)
Institutional Return of Capital	—	—	—	—	—	—
Investor Return of Capital	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(6,046,353)	3,914,940	(11,440,289)	(4,365,359)	(2,293,739)	(6,674,776)
Total increase/(decrease)	(1,213,732)	(36,566,533)	(3,591,921)	(15,706,015)	(5,118,747)	(10,686,159)

Net assets
Beginning of year	92,574,892	129,141,425	113,646,409	129,352,424	35,673,943	46,360,102
End of year	$91,361,160	$92,574,892	$110,054,488	$113,646,409	$30,555,196	$35,673,943

(a)Formerly Class S Shares

(b)Formerly Class A Shares

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Icon Consumer Select Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	198,563	$1,931,474	229,921	$2,488,186	156	$1,494	1,874	$19,535
Shares issued in reinvestment of distributions	—	—	703,545	6,648,499	—	—	31,176	291,498
Shares repurchased	(308,272)	(2,978,385)	(1,185,906)	(12,458,015)	(18,305)	(175,451)	(24,054)	(251,391)
Net increase/(decrease)	(109,709)	$(1,046,911)	(252,440)	$(3,321,330)	(18,149)	$(173,957)	8,996	$59,642

Icon Equity Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	36,238	$947,663	77,945	$2,585,320	1,385	$34,284	2,480	$76,073
Shares issued in reinvestment of distributions	—	—	239,338	6,514,795	—	—	102,551	2,618,120
Shares repurchased	(93,665)	(2,431,745)	(285,900)	(8,815,489)	(61,773)	(1,523,444)	(82,814)	(2,511,361)
Net increase/(decrease)	(57,427)	$(1,484,082)	31,383	$284,626	(60,388)	$(1,489,160)	22,217	$182,832

Icon Equity Income Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	253,022	$4,063,834	580,061	$10,489,496	4,252	$68,183	11,481	$210,093
Shares issued in reinvestment of distributions	32,792	982,552	300,649	5,045,320	25,125	391,090	162,825	2,733,226
Shares repurchased	(296,828)	(4,733,562)	(433,704)	(7,973,203)	(267,728)	(4,239,688)	(652,065)	(11,539,167)
Net increase/(decrease)	(11,014)	$312,824	447,006	$7,561,613	(238,351)	$(3,780,415)	(477,759)	$(8,595,848)

Icon Flexible Bond Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	4,805,698	$40,908,237	7,106,449	$61,047,381	1,019,826	$8,697,664	54,572	$468,038
Shares issued in reinvestment of distributions	663,574	5,629,855	746,345	6,390,532	40,818	235,075	41,073	350,151
Shares repurchased	(1,980,592)	(16,838,762)	(4,710,547)	(40,824,294)	(691,678)	(5,818,448)	(224,420)	(1,931,006)
Net increase/(decrease)	3,488,680	$29,699,330	3,142,247	$26,613,619	368,966	$3,114,291	(128,775)	$(1,112,817)

Icon Health & Information Technology Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	75,212	$1,128,944	124,775	$2,249,712	1,516	$20,716	1,067	$26,702
Shares issued in reinvestment of distributions	—	—	958,782	14,439,258	—	—	22,385	310,263
Shares repurchased	(455,655)	(6,812,582)	(715,372)	(12,397,589)	(27,749)	(383,431)	(41,973)	(713,406)
Net increase/(decrease)	(380,443)	$(5,683,638)	368,185	$4,291,381	(26,233)	$(362,715)	(18,521)	$(376,441)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Icon Natural Resources and Infrastructure Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	176,409	$2,861,762	565,245	$9,834,986	9,366	$150,006	71,835	$1,243,113
Shares issued in reinvestment of distributions	—	—	640,978	10,805,550	—	—	34,954	580,353
Shares repurchased	(817,544)	(13,364,922)	(1,423,587)	(24,836,733)	(68,260)	(1,087,135)	(115,216)	(1,992,628)
Net increase/(decrease)	(641,135)	$(10,503,160)	(217,364)	$(4,196,197)	(58,894)	$(937,129)	(8,427)	$(169,162)

Icon Utilities and Income Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	143,368	$1,357,980	1,017,068	$10,803,948	16,012	$150,517	94,619	$989,586
Shares issued in reinvestment of distributions	35,815	332,673	251,831	2,539,044	3,420	30,777	23,815	234,528
Shares repurchased	(358,795)	(3,382,646)	(1,905,785)	(19,909,599)	(86,019)	(783,040)	(129,185)	(1,332,283)
Net increase/(decrease)	(179,612)	$(1,691,993)	(636,886)	$(6,566,607)	(66,587)	$(601,746)	(10,751)	$(108,169)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Icon Consumer Select Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$9.20		$12.06	$10.90	$9.46		$10.75	$10.97	$9.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.01		(0.01)	(0.06)	(0.01)		0.03	0.08	0.05
Net gain/(loss) on securities (both realized and unrealized)	0.85		(1.22)	2.54	1.45		(1.09)	(0.23)	0.99
Total from investment operations	0.86		(1.23)	2.48	1.44		(1.06)	(0.15)	1.04
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—		(0.08)	(0.07)	(0.02)
Distributions from capital gains	—		(1.63)	(1.32)	—		(0.15)	—	—
Total distributions	—		(1.63)	(1.32)	—		(0.23)	(0.07)	(0.02)
Net asset value, end of year or period	$10.06		$9.20	$12.06	$10.90		$9.46	$10.75	$10.97

Total return	10.65	%(d)	(10.56)%	22.80%	15.22	%(d)	(10.29)%	(1.26)%	10.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$47,582		$44,014	$60,747	$53,198		$48,832	$34,578	$43,500
Ratio of expenses to average net assets:
Before expense reimbursements	1.31	%(e)	1.33%	1.32%	1.32	%(e)	1.56%	1.54%	1.44%
After expense reimbursements(f)	1.31	%(e)	1.33%	1.32%	1.32	%(e)	1.52%	1.50%	1.44%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.20	%(e)	(0.13)%	(0.48)%	(0.48	)%(e)	0.28%	0.77%	0.41%
After expense reimbursements	0.20	%(e)	(0.13)%	(0.48)%	(0.48	)%(e)	0.33%	0.81%	0.41%
Portfolio turnover	9	%(d)	40%	40%	14	%(d)	82%	28%	44%

Investor Shares(g)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$9.10		$11.98	$10.87	$9.44		$10.74	$10.98	$9.99
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	—		(0.04)	(0.09)	(0.02)		—	0.06	0.01
Net gain/(loss) on securities (both realized and unrealized)	1.08		(1.21)	2.52	1.45		(1.08)	(0.24)	0.99
Total from investment operations	1.08		(1.25)	2.43	1.43		(1.08)	(0.18)	1.00
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—		(0.07)	(0.06)	(0.01)
Distributions from capital gains	—		(1.63)	(1.32)	—		(0.15)	—	—
Total distributions	—		(1.63)	(1.32)	—		(0.22)	(0.06)	(0.01)
Net asset value, end of year or period	$10.18		$9.10	$11.98	$10.87		$9.44	$10.74	$10.98

Total return(h)	10.55	%(d)	(10.81)%	22.40%	15.15	%(d)	(10.46)%	(1.51)%	10.04%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,995		$1,971	$2,486	$2,376		$2,484	$1,487	$1,512
Ratio of expenses to average net assets:
Before expense reimbursements	1.55	%(e)	1.57%	1.58%	1.57	%(e)	2.17%	2.24%	1.98%
After expense reimbursements(f)	1.55	%(e)	1.57%	1.58%	1.57	%(e)	1.80%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.04	)%(e)	(0.36)%	(0.73)%	(0.68	)%(e)	(0.41)%	0.06%	(0.13)%
After expense reimbursements	(0.04	)%(e)	(0.36)%	(0.73)%	(0.68	)%(e)	(0.05)%	0.55%	0.10%
Portfolio turnover	9	%(d)	40%	40%	14	%(d)	82%	28%	44%

(a)Formerly Named ICON Financials Fund.

(b)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Financials Fund - Class S.

(c)Calculated based upon average shares outstanding.

(d)Not annualized.

(e)Annualized.

(f)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Financials Fund - Class A

(h)The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$25.93		$37.28	$33.57	$28.07		$26.83	$27.11	$25.13
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.09		0.07	(0.07)	(0.02)		(0.03)	(0.02)	(0.06)
Net gain/(loss) on securities (both realized and unrealized)	1.53		(6.67)	9.04	5.52		2.27	0.09	2.04
Total from investment operations	1.62		(6.60)	8.97	5.50		2.24	0.07	1.98
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.06)	—	—		—	—	—
Distributions from capital gains	—		(4.75)	(5.26)	—		(1.00)	(0.35)	—
Total distributions	—		(4.75)	(5.26)	—		(1.00)	(0.35)	—
Net asset value, end of year or period	$27.55		$25.93	$37.28	$33.57		$28.07	$26.83	$27.11

Total return	6.25	%(f)	(18.11)%	26.73%	19.59	%(f)	8.27%	0.56%	7.88%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$43,108		$42,057	$59,306	$49,362		$45,176	$12,764	$18,580
Ratio of expenses to average net assets:
Before expense reimbursements	1.13	%(d)	1.12%	1.04%	1.10	%(d)	1.35%	1.53%	1.38%
After expense reimbursements(e)	1.13	%(d)	1.12%	1.04%	1.10	%(d)	1.22%	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.67	%(d)	0.22%	(0.17)%	(0.28	)%(d)	(0.23)%	(0.36)%	(0.33)%
After expense reimbursements	0.67	%(d)	0.22%	(0.17)%	(0.28	)%(d)	(0.10)%	(0.08)%	(0.20)%
Portfolio turnover	0	%(f)	17%	24%	14	%(f)	65%	31%	36%

Investor Shares(g)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$24.35		$35.37	$32.14	$26.89		$25.81	$26.16	$24.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.05		(0.01)	(0.16)	(0.04)		(0.09)	(0.09)	(0.14)
Net gain/(loss) on securities (both realized and unrealized)	1.44		(6.26)	8.65	5.29		2.17	0.09	1.97
Total from investment operations	1.49		(6.27)	8.49	5.25		2.08	—	1.83
LESS DISTRIBUTIONS
Distributions from capital gains	—		(4.75)	(5.26)	—		(1.00)	(0.35)	—
Total distributions	—		(4.75)	(5.26)	—		(1.00)	(0.35)	—
Net asset value, end of year or period	$25.84		$24.35	$35.37	$32.14		$26.89	$25.81	$26.16

Total return(h)	6.12	%(f)	(18.34)%	26.42%	19.52	%(f)	7.97%	0.31%	7.52%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$15,592		$16,162	$22,689	$20,910		$19,080	$4,894	$5,351
Ratio of expenses to average net assets:
Before expense reimbursements	1.39	%(d)	1.37%	1.29%	1.35	%(d)	1.67%	2.08%	1.83%
After expense reimbursements(e)	1.39	%(d)	1.37%	1.29%	1.35	%(d)	1.46%	1.55%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.40	%(d)	(0.03)%	(0.43)%	(0.52	)%(d)	(0.54)%	(0.92)%	(0.80)%
After expense reimbursements	0.40	%(d)	(0.03)%	(0.43)%	(0.52	)%(d)	(0.34)%	(0.39)%	(0.52)%
Portfolio turnover	0	%(f)	17%	24%	14	%(f)	65%	31%	36%

(a)Formerly named ICON Long/Short Fund.

(b)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Long/Short Fund - Class S.

(c)Calculated based upon average shares outstanding.

(d)Annualized.

(e)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)Not annualized.

(g)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Long/Short Fund - Class A.

(h)The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Income Fund
Institutional Shares(a)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$15.83		$20.75	$18.89	$16.44		$18.00	$17.96	$17.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.38		0.60	0.42	0.12		0.43	0.50	0.53
Net gain/(loss) on securities (both realized and unrealized)	(0.14)		(3.36)	4.12	2.72		(1.12)	0.09	0.38
Total from investment operations	0.24		(2.76)	4.54	2.84		(0.69)	0.59	0.91
LESS DISTRIBUTIONS
Dividends from net investment income	(0.38)		(0.58)	(0.43)	(0.39)		(0.58)	(0.53)	(0.56)
Distributions from capital gains	—		(1.58)	(2.25)	—		(0.29)	(0.02)	—
Total distributions	(0.38)		(2.16)	(2.68)	(0.39)		(0.87)	(0.55)	(0.56)
Net asset value, end of year or period	$15.69		$15.83	$20.75	$18.89		$16.44	$18.00	$17.96

Total return	1.54	%(c)	(13.63)%	24.14%	17.25	%(c)	(4.03)%	3.45%	5.19%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$41,732		$41,821	$45,535	$44,345		$42,624	$51,853	$51,185
Ratio of expenses to average net assets:
Before expense reimbursements	1.13	%(d)	1.15%	1.04%	1.06	%(d)	1.30%	1.21%	1.16%
After expense reimbursements(e)	1.07	%(d)	1.00%	1.00%	1.00	%(d)	1.05%	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.74	%(d)	3.11%	1.87%	2.66	%(d)	2.28%	2.66%	2.76%
After expense reimbursements	4.82	%(d)	3.26%	1.91%	2.72	%(d)	2.53%	2.88%	2.93%
Portfolio turnover	18	%(c)	78%	25%	7	%(c)	78%	117%	171%

Investor Shares(f)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$15.77		$20.73	$18.87	$16.42		$17.96	$17.92	$17.56
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.36		0.54	0.36	0.11		0.38	0.46	0.49
Net gain/(loss) on securities (both realized and unrealized)	(0.15)		(3.34)	4.12	2.72		(1.12)	0.08	0.38
Total from investment operations	0.21		(2.80)	4.48	2.83		(0.74)	0.54	0.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.37)		(0.58)	(0.37)	(0.38)		(0.51)	(0.48)	(0.51)
Distributions from capital gains	—		(1.58)	(2.25)	—		(0.29)	(0.02)	—
Total distributions	(0.37)		(2.16)	(2.62)	(0.38)		(0.80)	(0.50)	(0.51)
Net asset value, end of year or period	$15.61		$15.77	$20.73	$18.87		$16.42	$17.96	$17.92

Total return(g)	1.36	%(c)	(13.81)%	23.84%	17.21	%(c)	(4.33)%	3.20%	4.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$17,427		$21,362	$37,994	$37,752		$37,563	$10,852	$10,685
Ratio of expenses to average net assets:
Before expense reimbursements	1.37	%(d)	1.42%	1.29%	1.31	%(d)	1.50%	1.50%	1.45%
After expense reimbursements(e)	1.31	%(d)	1.26%	1.25%	1.25	%(d)	1.29%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.46	%(d)	2.74%	1.62%	2.41	%(d)	2.07%	2.38%	2.48%
After expense reimbursements	4.52	%(d)	2.90%	1.66%	2.46	%(d)	2.29%	2.64%	2.69%
Portfolio turnover	18	%(c)	78%	25%	7	%(c)	78%	117%	171%

(a)Formerly named ICON Equity Income Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Not annualized.

(d)Annualized.

(e)Effective for the year ended September 30, 2020, excluding acquired fund fees and expenses, cetain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example.

(f)Formerly named ICON Equity Income Fund - Class A

(g)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Flexible Bond Fund
Institutional Shares(a)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018(b)
Net asset value, beginning of year	$8.36		$9.32	$9.39	$9.07		$9.36	$9.26	$9.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.28		0.45	0.42	0.10		0.40	0.36	0.36
Net gain/(loss) on securities (both realized and unrealized)	0.12		(0.97)	(0.03)	0.31		(0.28)	0.18	(0.19)
Total from investment operations	0.40		(0.52)	0.39	0.41		0.12	0.54	0.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)		(0.44)	(0.46)	(0.09)		(0.41)	(0.44)	(0.34)
Distributions from return of capital(d)	—		—	—	—		—	—	—
Distributions from capital gains	—		—	—	—		—	—	—
Total distributions	(0.31)		(0.44)	(0.46)	(0.09)		(0.41)	(0.44)	(0.34)
Net asset value, end of year or period	$8.45		$8.36	$9.32	$9.39		$9.07	$9.36	$9.26

Total return	4.84	%(e)	(5.63)%	4.17%	4.52	%(e)	1.32%	6.02%	1.89%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$181,142		$150,090	$138,093	$131,094		$141,158	$143,633	$97,303
Ratio of expenses to average net assets:
Before expense reimbursements	0.87	%(f)	0.84%	0.85%	0.86	%(f)	1.01%	0.96%	0.92%
After expense reimbursements(g)	0.77	%(f)	0.76%	0.77%	0.76	%(f)	0.80%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.49	%(f)	5.10%	4.32%	4.38	%(f)	4.20%	3.70%	3.65%
After expense reimbursements	6.59	%(f)	5.18%	4.40%	4.48	%(f)	4.41%	3.91%	3.82%
Portfolio turnover	66	%(e)	157%	262%	29	%(e)	133%	144%	153%

Investor Shares(h)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018(b)
Net asset value, beginning of year	$8.30		$9.27	$9.33	$9.02		$9.31	$9.21	$9.39
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.27		0.42	0.39	0.10		0.38	0.34	0.33
Net gain/(loss) on securities (both realized and unrealized)	0.12		(0.97)	(0.01)	0.29		(0.28)	0.18	(0.19)
Total from investment operations	0.39		(0.55)	0.38	0.39		0.10	0.52	0.14
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)		(0.42)	(0.44)	(0.08)		(0.39)	(0.42)	(0.32)
Distributions from return of capital(d)	—		—	—	—		—	—	—
Distributions from capital gains	—		—	—	—		—	—	—
Total distributions	(0.31)		(0.42)	(0.44)	(0.08)		(0.39)	(0.42)	(0.32)
Net asset value, end of year or period	$8.38		$8.30	$9.27	$9.33		$9.02	$9.31	$9.21

Total return(i)	4.70	%(e)	(5.96)%	4.06%	4.36	%(e)	1.12%	5.76%	1.55%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$10,333		$7,279	$9,318	$10,667		$10,661	$5,733	$3,685
Ratio of expenses to average net assets:
Before expense reimbursements	1.13	%(f)	1.10%	1.10%	1.11	%(f)	1.32%	1.39%	1.45%
After expense reimbursements(g)	1.01	%(f)	1.01%	1.02%	1.01	%(f)	1.05%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.29	%(f)	4.77%	4.07%	4.13	%(f)	3.90%	3.29%	3.13%
After expense reimbursements	6.39	%(f)	4.86%	4.15%	4.23	%(f)	4.17%	3.68%	3.58%
Portfolio turnover	66	%(e)	157%	262%	29	%(e)	133%	144%	153%

(a)Calculated based upon average shares outstanding.

(b)Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.

(c)Calculated based upon average shares outstanding.

(d)Less than .01 per share.

(e)Not annualized.

(f)Annualized.

(g)Effective for the year ended September 30, 2020, excluding acquired fund fees and expenses, cetain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example.

(h)Formerly named ICON Flexible Bond Fund - Class A.

(i)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Health & Information Technology Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$14.66		$21.65		$21.45		$18.75		$15.46	$17.19	$19.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.01		(0.05)		(0.14)		(0.03)		(0.09)	(0.04)	(0.10)
Net gain/(loss) on securities (both realized and unrealized)	0.79		(4.18)		3.94		3.47		4.10	0.35	2.09
Total from investment operations	0.80		(4.23)		3.80		3.44		4.01	0.31	1.99
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—	—	(0.08)
Distributions from capital gains	—		(2.76)		(3.60)		(0.74)		(0.72)	(2.04)	(3.86)
Total distributions	—		(2.76)		(3.60)		(0.74)		(0.72)	(2.04)	(3.94)
Net asset value, end of year or period	$15.46		$14.66		$21.65		$21.45		$18.75	$15.46	$17.19

Total return	5.46	%(d)	(19.87	)%(d)	17.71	%(d)	18.59%		26.59%	5.12%	11.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$89,803		$90,742		$126,017		$125,057		$109,619	$54,263	$61,474
Ratio of expenses to average net assets:
Before expense reimbursements	1.25	%(e)	1.26	%(e)	1.25	%(e)	1.29	%(d)	1.46%	1.49%	1.41%
After expense reimbursements(f)	1.25	%(e)	1.26	%(e)	1.25	%(e)	1.29	%(d)	1.46%	1.49%	1.41%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.20	%(e)	(0.30	)%(e)	(0.60	)%(e)	(0.53	)%(d)	(0.54)%	(0.25)%	(0.60)%
After expense reimbursements	0.20	%(e)	(0.30	)%(e)	(0.60	)%(e)	(0.53	)%(d)	(0.54)%	(0.25)%	(0.60)%
Portfolio turnover	44	%(d)	39	%(d)	33	%(d)	13	%(f)	67%	92%	98%

Investor Shares(g)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$13.49		$20.24		$20.31		$17.80		$14.74	$16.55	$18.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	—		(0.09)		(0.19)		(0.04)		(0.13)	(0.07)	(0.16)
Net gain/(loss) on securities (both realized and unrealized)	0.72		(3.90)		3.72		3.29		3.91	0.30	2.02
Total from investment operations	0.72		(3.99)		3.53		3.25		3.78	0.23	1.86
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—	—	(0.00	)(h)
Distributions from capital gains	—		(2.76)		(3.60)		(0.74)		(0.72)	(2.04)	(3.86)
Total distributions	—		(2.76)		(3.60)		(0.74)		(0.72)	(2.04)	(3.86)
Net asset value, end of year or period	$14.21		$13.49		$20.24		$20.31		$17.80	$14.74	$16.55

Total return(i)	5.34	%(d)	(20.07)%		17.37%		18.52	%(d)	26.31%	4.79%	11.43%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,558		$1,833		$3,125		$3,199		$2,948	$1,463	$2,101
Ratio of expenses to average net assets:
Before expense reimbursements	1.51	%(e)	1.52%		1.50%		1.52	%(e)	2.13%	2.30%	2.00%
After expense reimbursements(f)	1.51	%(e)	1.52%		1.50%		1.52	%(e)	1.76%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.06	)%(e)	(0.57)%		(0.84)%		(0.76	)%(e)	(1.21)%	(1.05)%	(1.20)%
After expense reimbursements	(0.06	)%(e)	(0.57)%		(0.84)%		(0.76	)%(e)	(0.83)%	(0.50)%	(0.95)%
Portfolio turnover	44	%(d)	39%		33%		13	%(d)	67%	92%	98%

(a)Formerly named ICON Information Technology Fund.

(b)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Information Technology Fund - Class S.

(c)Calculated based upon average shares outstanding.

(d)Not annualized.

(e)Annualized.

(f)Effective for the year ended September 30, 2020, excluding acquired fund fees and expenses, cetain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example.

(g)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Information Technology Fund - Class A.

(h)Amount less than $(0.005).

(i)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Natural Resources and Infrastructure Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$16.09		$17.74	$13.76	$11.78		$12.49	$16.45	$15.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.17		0.17	0.20	0.02		0.08	0.19	0.31
Net gain/(loss) on securities (both realized and unrealized)	1.03		(0.04)	4.01	2.00		(0.59)	(1.80)	1.01
Total from investment operations	1.20		0.13	4.21	2.02		(0.51)	(1.61)	1.32
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.19)	(0.23)	(0.04)		(0.20)	(0.33)	—
Distributions from capital gains	—		(1.59)	—	—		—	(2.02)	(0.19)
Total distributions	—		(1.78)	(0.23)	(0.04)		(0.20)	(2.02)	(0.19)
Net asset value, end of year or period	$17.29		$16.09	$17.74	$13.76		$11.78	$12.49	$16.45

Total return	7.46	%(d)	0.38%	30.62%	17.18	%(d)	(4.21)%	(7.63)%	8.68%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$104,507		$107,544	$122,465	$104,241		$98,786	$55,353	$76,916
Ratio of expenses to average net assets:
Before expense reimbursements	1.29	%(e)	1.31%	1.28%	1.35	%(e)	1.58%	1.70%	1.58%
After expense reimbursements(f)	1.29	%(e)	1.31%	1.28%	1.35	%(e)	1.48%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.12	%(e)	0.98%	1.20%	0.55	%(e)	0.58%	1.33%	1.86%
After expense reimbursements	2.12	%(e)	0.98%	1.20%	0.55	%(e)	0.68%	1.53%	1.94%
Portfolio turnover	88	%(d)	149%	94%	22	%(d)	133%	111%	117%

Investor Shares(g)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$15.86		$17.52	$13.57	$11.64		$12.36	$16.25	$15.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.15		0.13	0.17	0.01		0.05	0.16	0.29
Net gain/(loss) on securities (both realized and unrealized)	1.02		(0.05)	3.96	1.97		(0.57)	(1.78)	0.98
Total from investment operations	1.17		0.08	4.13	1.98		(0.52)	(1.62)	1.27
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.15)	(0.18)	(0.04)		(0.20)	(1.62)	—
Distributions from capital gains	—		(1.59)	—	—		—	(2.02)	(0.19)
Total distributions	—		(1.74)	(0.18)	(0.04)		(0.20)	(2.27)	(0.19)
Net asset value, end of year or period	$17.03		$15.86	$17.52	$13.57		$11.64	$12.36	$16.25

Total return(h)	7.38	%(d)	0.09%	30.41%	16.96	%(d)	(4.40)%	(7.92)%	8.43%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,548		$6,102	$6,888	$5,658		$5,001	$2,733	$4,231
Ratio of expenses to average net assets:
Before expense reimbursements	1.53	%(e)	1.56%	1.52%	1.60	%(e)	2.10%	2.19%	1.86%
After expense reimbursements(f)	1.53	%(e)	1.56%	1.52%	1.60	%(e)	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.88	%(e)	0.73%	1.00%	0.30	%(e)	0.05%	0.85%	1.71%
After expense reimbursements	1.88	%(e)	0.73%	1.00%	0.30	%(e)	0.40%	1.29%	1.82%
Portfolio turnover	88	%(d)	149%	94%	22	%(d)	133%	111%	117%

(a)Formerly named ICON Natural Resources Fund.

(b)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Natural Resources Fund - Class S.

(c)Calculated based upon average shares outstanding.

(d)Not annulaized.

(e)Annualized.

(f)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Natural Resources Fund - Class A.

(h)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Utilities and Income Fund(a)
Institutional Shares(b)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$9.79		$10.80	$9.56	$8.99		$10.25	$8.85	$9.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.12		0.20	0.22	0.05		0.18	0.26	0.28
Net gain/(loss) on securities (both realized and unrealized)	(0.80)		(0.32)	1.82	0.97		(0.91)	1.45	0.07
Total from investment operations	(0.68)		(0.12)	2.04	1.02		(0.73)	1.71	0.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.20)	(0.21)	(0.05)		(0.20)	(0.26)	(0.31)
Distributions from capital gains	—		(0.69)	(0.59)	(0.40)		(0.33)	(0.05)	(0.48)
Total distributions	(0.12)		(0.89)	(0.80)	(0.45)		(0.53)	(0.31)	(0.79)
Net asset value, end of year or period	$8.99		$9.79	$10.80	$9.56		$8.99	$10.25	$8.85

Total return	(6.98)%		(1.15)%	21.51%	11.42	%(d)	(7.35)%	19.76%	4.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$26,141		$30,209	$40,208	$25,430		$25,038	$46,006	$30,883
Ratio of expenses to average net assets:
Before expense reimbursements	1.49	%(e)	1.41%	1.39%	1.48	%(e)	1.63%	1.57%	1.60%
After expense reimbursements(f)	1.31	%(e)	1.23%	1.23%	1.24	%(e)	1.28%	1.22%	1.22%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.32	%(e)	1.72%	1.89%	1.87	%(e)	1.62%	2.38%	2.82%
After expense reimbursements	2.48	%(e)	1.89%	2.06%	2.11	%(e)	1.96%	2.73%	3.20%
Portfolio turnover	10	%(d)	28%	33%	3	%(d)	24%	144%	156%

Investor Shares(g)	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of year	$9.58		$10.58	$9.38	$8.83		$10.07	$8.70	$9.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.10		0.18	0.19	0.04		0.16	0.23	0.25
Net gain/(loss) on securities (both realized and unrealized)	(0.77)		(0.31)	1.79	0.96		(0.91)	1.43	0.08
Total from investment operations	(0.67)		(0.13)	1.98	1.00		(0.75)	1.66	0.33
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.18)	(0.19)	(0.05)		(0.16)	(0.24)	(0.29)
Distributions from capital gains	—		(0.69)	(0.59)	(0.40)		(0.33)	(0.05)	(0.48)
Total distributions	(0.15)		(0.87)	(0.78)	(0.45)		(0.49)	(0.29)	(0.77)
Net asset value, end of year or period	$8.76		$9.58	$10.58	$9.38		$8.83	$10.07	$8.70

Total return(h)	(7.05	)%(d)	(1.34)%	21.24%	11.33	%(d)	(7.69)%	19.47%	3.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,414		$5,464	$6,152	$4,925		$4,797	$6,052	$5,540
Ratio of expenses to average net assets:
Before expense reimbursements	1.73	%(e)	1.65%	1.65%	1.72	%(e)	1.83%	1.77%	1.73%
After expense reimbursements(f)	1.55	%(e)	1.48%	1.48%	1.48	%(e)	1.53%	1.47%	1.47%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.06	%(e)	1.53%	1.63%	1.65	%(e)	1.45%	2.20%	2.62%
After expense reimbursements	2.24	%(e)	1.70%	1.80%	1.89	%(e)	1.75%	2.50%	2.88%
Portfolio turnover	10	%(d)	28%	33%	3	%(d)	24%	144%	156%

(a)Formerly named ICON Utilities Fund.

(b)Formerly named ICON Utilities Fund - Class S.

(c)Calculated based upon average shares outstanding.

(d)Not annualized.

(e)Annualized.

(f)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)Formerly named ICON Utilities Fund - Class A.

(h)The total return calculation excludes any sales charges.

ICON Funds	Notes to Financial Statements (Unaudited)	June 30, 2023

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of ten separate series, seven of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust. On August 13, 2020, the fiscal year end of the ICON Equity Fund, the ICON Equity Income Fund, the ICON Consumer Select Fund, the ICON Flexible Bond Fund, ICON Health and Information Technology Fund, The ICON Natural Resources Fund, and the ICON Utilities and Income Fund was changed from September 30 to December 31, effective June 30, 2020.

ICON Consumer Select Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 01, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Consumer Discretionary Fund, the ICON Financial Fund, and the ICON Consumer Staples Fund. The ICON Consumer Discretionary Fund and the ICON Financial Fund were reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 10, 2020. The ICON Consumer Staples Fund was reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 31, 2020. All historic performance and financial information presented is that of the ICON Financial Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Financial Fund.

ICON Equity Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 17, 2002. The Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The Fund is the successor fund to three series of ICON Funds, the ICON Fund, the ICON Long/Short Fund, and the ICON Opportunities Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Long/Short Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Long/Short Fund. The ICON Fund and the ICON Long/Short Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Fund.

ICON Equity Income Fund is an open-end diversified series of the Trust. The inception date of the Fund is November 8, 2002. The Fund’s investment objective is to seek modest capital appreciation and income. The Fund is the successor fund to two series of ICON Funds, the ICON Equity Income Fund (the “Predecessor Equity Income Fund”) and the ICON Risk-Managed Balanced Fund, pursuant to reorganizations that that took place after the close of business on July 10, 2020 and September 25, 2020, respectively. All historic performance and financial information presented is that of the Predecessor Equity Income Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Equity Income Fund. The Predecessor Equity Income Fund and the ICON Risk-Managed Balanced Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Income Fund.

ICON Flexible Bond Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 21, 2002. The Fund’s investment objective is to seek maximum total return. The Fund is the successor fund to the ICON Flexible Bond Fund, a series of ICON Funds (the “Predecessor Flexible Bond Fund”), pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the Predecessor Flexible Bond Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Flexible Bond Fund. The Predecessor Flexible Bond Fund also had Class C shares, each of which were reorganized into the Investor Class of the ICON Flexible Bond Fund.

ICON Health and Information Technology Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is February 19, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to two series of ICON Funds, the ICON Information Technology Fund and the ICON Healthcare Fund pursuant to a reorganization that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Information Technology Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Information Technology Fund.

ICON Natural Resources and Infrastructure Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is May 5, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Energy Fund, the ICON Natural Resources Fund, and the ICON Industrials Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Natural Resources Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Natural Resources Fund. The ICON Energy Fund and the ICON Natural Resources Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Natural Resources and Infrastructure Fund.

ICON Utilities and Income Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 9, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Utilities Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Utilities Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Utilities Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Investments in mutual funds are valued at that fund’s net asset value. Asset-backed securities (ABS) are valued by an independent pricing service using market-based measurements that are processed through a rules-based pricing application and represent the good faith determination as to what the holder may receive in an orderly transaction for an institutional round lot position (typically 1MM or greater current value USD or local currency equivalent). Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Pricing Committee of the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT and MLP distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

The ICON Consumer Select Fund, ICON Equity Income Fund, ICON Health and Information Technology Fund, ICON Natural Resources & Infrastructure Fund, and ICON Utilities and Income Fund seek to replicate the performance of their respective sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause such Fund to underperform the overall stock market. Refer to each Fund’s Portfolio of Investments for instances where these concentration might exist as of December 31, 2022. The ICON Consumer Select Fund had 27.74% invested in the First American Government Obligations Fund. (https://www.sec.gov/edgar/browse/?CIK=356134).

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2023

Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years (2019-2021) or expected to be taken in the Fund’s 2022 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax beneﬁts will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at June 30, 2023 using fair value hierarchy:

ICON Consumer Select Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$49,621,998	$—	$—	$49,621,998
Investments Purchased With Proceeds From Securities Lending	—(d)	—	—	—
Total	$49,621,998	$—	$—	$49,621,998

ICON Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$58,878,095	$—	$—	$58,878,095
Investments Purchased With Proceeds From Securities Lending	—(d)	—	—	1,859,575
Total	$58,878,095	$—	$—	$60,737,670

ICON Equity Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$46,358,777	$12,754,918	$—	$59,113,695
Investments Purchased With Proceeds From Securities Lending	—(d)	—	—	548,103
Total	$46,358,777	$12,754,918	$—	59,661,798

ICON Flexible Bond Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$42,319,446	$144,238,970	$—	$186,558,416
Investments Purchased With Proceeds From Securities Lending	—(d)	—	—	7,554,886
Total	$42,319,446	$144,238,969	$—	$194,113,302

ICON Health and Information Technology Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$91,424,872	$—	$—	$91,424,872
Investments Purchased With Proceeds From Securities Lending	—(d)	—	—	—
Total	$91,424,872	$—	$—	$91,242,872

ICON Natural Resource and Infrastructure Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$110,089,677	$—	$—	$110,089,677
Investments Purchased With Proceeds From Securities Lending	—(d)	—	—	2,853,023
Total	$110,089,677	$—	$—	$112,942,700

ICON Utilities and Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$30,609,953	$—	$—	$30,609,953
Investments Purchased With Proceeds From Securities Lending	—(d)	—	—	—
Total	$30,609,953	$—	$—	$30,609,953

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 2, and Level 3 during the year.

(b)All publicly traded common stocks, preferred stocks, and investments in investment companies held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate debt and asset-backed securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2023

(l) Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

(m) LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023. The remainder of LIBOR publications ended at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds are disclosed in the Statement of Operations. The contractual expense limits for the period ended June 30, 2023 are as follows:

	Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
ICON Equity Income Fund*	0.99%	1.24%	5/1/23
ICON Utilities and Income Fund*	1.22%	1.47%	5/1/23
ICON Flexible Bond Fund	0.75%	1.00%	5/1/24

*ICON Equity Income Fund and ICON Utilities and Income Fund expense limitations were not renewed during the period.

At December 31, 2022, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $670,010. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 9/30/2023	Expires 12/31/2023	Expires 12/31/2024	Expires 12/31/2025	Total
ICON Equity Income Fund	$17,775	$11,132	$33,805	$112,874	$175,586
ICON Flexible Bond Fund	45,652	38,363	115,484	123,960	323,459
ICON Utilities and Income Fund	14,724	18,050	64,960	73,231	170,965
Total	$78,151	$67,545	$214,249	$310,065	$670,010

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2023

For the year ended June 30, 2023 the following were incurred:

Fund	Investor Class 12b-1 Fees
ICON Consumer Select Fund	$2,452
ICON Equity Fund	$19,049
ICON Equity Income Fund	$24,166
ICON Flexible Bond Fund	$12,586
ICON Health and Information Technology Fund	$2,137
ICON Natural Resources & Infrastructure Fund	$7,323
ICON Utilities and Income Fund	$6,241

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended June 30, 2023 were as follows:

Fund	Purchases	Sales
ICON Consumer Select Fund	$7,159,886	$3,575,968
ICON Equity Fund	—	2,426,349
ICON Equity Income Fund	9,303,079	14,169,840
ICON Flexible Bond Fund	94,937,515	80,216,371
ICON Health and Information Technology Fund	35,173,278	34,296,451
ICON Natural Resources & Infrastructure Fund	74,796,366	90,727,992
ICON Utilities and Income Fund	2,754,163	2,877,845

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification on December 31, 2022 was as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
ICON Natural Resources & Infrastructure Fund	$(312,186)	$312,186
ICON Utilities and Income Fund	14,722	(14,722)
ICON Health and Information Technology Fund	(319,200)	319,200

The reclassification of net assets consists primarily of return of capital distributions, net operating losses, non-deductible excise tax paid and prior year tax return adjustments impacting distributable earnings.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2022 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ICON Consumer Select Fund	$43,591,926	$5,145,202	$(1,347,142)	$3,798,060
ICON Equity Fund	47,434,607	13,129,165	(1,268,814)	11,860,351
ICON Equity Income Fund	64,180,575	3,782,482	(3,406,843)	375,639
ICON Flexible Bond Fund	173,580,003	(12,592)	(11,594,622)	(11,607,214)
ICON Health and Information Technology Fund	83,797,091	15,586,483	(6,379,478)	9,207,005
ICON Natural Resources & Infrastructure Fund	112,998,771	7,311,326	(3,409,317)	3,902,009
ICON Utilities and Income Fund	33,431,834	3,686,140	(704,703)	2,981,437

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2022 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
ICON Consumer Select Fund	$74,122	$—	$—	$2,609,459	$3,798,060	$(3,068,274)	$3,413,367
ICON Equity Fund	—	—	—	735,594	11,860,351	(948,004)	11,647,941
ICON Equity Income Fund	—	—	—	—	375,639	(1,026,640)	(651,001)
ICON Flexible Bond Fund	—	—	—	—	(11,607,214)	(8,291,496)	(19,898,710)
ICON Health and Information Technology Fund	—	—	—	—	9,207,005	6,520,596	15,727,601
ICON Natural Resources & Infrastructure Fund	—	—	—	—	3,902,009	(207,359,391)	(203,457,382)
ICON Utilities and Income Fund	—	—	—	—	2,981,437	(325,799)	2,655,638

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2023

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to return of capital from corporations, partnership investment, and investment in trust preferred securities.

Capital Losses: Capital loss carry forwards, as of December 31, 2022, available to offset future capital gains, if any, are as follows:

	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Flexible Bond Fund	ICON Health & Information Technology Fund	ICON Natural Resources & Infrastructure Fund***
Long Term with no Limitation with no Limit	$—	$—	$3,808,386	$—	$—
Short Term with no Limitation with no Limit	—	—	3,329,731	203,390	—
Long Term Subject to Annual Limitation	853,970	—	—	—	119,026,499
Short Term Subject to Annual Limitation	2,214,304	948,004	—	—	88,332,892
Total	$3,068,274	$948,004	$7,138,117	$203,390	$207,359,391
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2022	$270,264	$133,945	$—	$601,938	$12,793,365

*Subject to annual limitation of $270,264 under §382 of The Code through December 31, 2032, $252,613 for the year ending December 31, 2033 and $113,021 for the year ending December 31, 2024.

**Subject to annual limitation of $133,945 under §382 of The Code through December 31, 2029, and $10,389 for the year ending December 31, 2030.

***Subject to annual limitation of $678,984 under §382 of The Code through December 31, 2026, $644,536 through December 31, 2027 and $194,965 for the year ending December 31, 2038.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
ICON Consumer Select Fund	December 31, 2022	78,909	—	7,000,093	—	7,079,002
	December 31, 2021	2,442,189	—	3,843,155	—	6,285,344
ICON Equity Fund	December 31, 2022	98,512	—	9,400,473	—	9,498,985
	December 31, 2021	3,472,936	10,400	6,889,587	—	10,372,923
ICON Equity Income Fund	December 31, 2022	2,157,338	—	5,999,877	—	8,157,215
	December 31, 2021	7,641,522	—	2,110,965	—	9,752,487
ICON Flexible Bond Fund	December 31, 2022	7,234,449	163,907(b)	—	—	7,398,356
	December 31, 2021	6,856,649	126,154	—	—	6,982,803
ICON Health and Information Technology Fund	December 31, 2022	2,957,771	—	12,225,203	—	15,182,974
	December 31, 2021	2,926,353	—	15,640,079	—	18,566,432
ICON Natural Resources & Infrastructure Fund	December 31, 2022	6,628,318	—	5,128,630	—	11,756,948
	December 31, 2021	1,662,864	—	—	—	1,662,864
ICON Utilities and Income Fund	December 31, 2022	711,198	—	2,446,596	—	3,157,794
	December 31, 2021	3,154,584	55,960	—	—	3,210,544

(a)The Funds designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2022.

(b)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

Note 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated September 29, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the First American Government Obligations Fund – Class X. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2023

As of June 30, 2023, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
ICON Consumer Select Fund:	$—	$—
ICON Equity Fund:	$1,820,078	$1,859,575
ICON Equity Income Fund:	$539,821	$548,103
ICON Flexible Bond Fund:	$7,354,514	$7,554,886
ICON Health and Information Technology Fund:	$—	$—
ICON Natural Resources & Infrastructure:	$2,769,353	$2,853,023

*The cash collateral received was invested in the First American Government Obligations Fund – Class X as shown on Portfolios of Investments.

Note 6 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2023

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of June 30, 2023. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2023 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest, as it explains the risks, fees and expenses of investing in the Fund.

ICON FundsBoard of Trustees and Executive OfficersJune 30, 2023

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with The Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	General Counsel and Chief Compliance Officer, Shelton Capital Management, 2017 to present.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of Advisory Agreement

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•Investment Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Advisory Agreement”); and

•Investment Sub-Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Sub-Advisory Agreement”) (collectively, the “ICON Advisory Agreements”).

At a meeting held on March 9-10, 2023, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the ICON Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital, ICON, and third-party sources. This information, together with other information provided by Shelton Capital and ICON, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital and ICON to the series of SCM Trust for which ICON serves as the investment sub-adviser (collectively, the “ICON Funds”), including reports on each ICON Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital and ICON to the ICON Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each ICON Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital and ICON, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each ICON Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the ICON Advisory Agreement and the ICON Sub-Advisory Agreement (collectively, the “ICON Advisory Agreements”) with Shelton Capital and ICON representatives, and in a private session with independent legal counsel at which representatives of SCM and ICON were not present. In deciding to approve the renewal of the ICON Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and determined that Shelton Capital was adequately managing matters related to the Funds.

ICON, its personnel and its resources. The Board considered the depth and quality of ICON’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at ICON. The Board determined that ICON was adequately managing matters related to the ICON Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s and ICON’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital and ICON had the quality and depth of personnel and investment methods necessary to performing its duties under the applicable ICON Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital and ICON, respectively, were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the Institutional Class of each ICON Fund for the periods ended December 31, 2022:

•For the Consumer Select Fund, it was noted that the Fund was in the second highest performing quartile relative to its peer category over the 1-year period, the second lowest performing quartile over the 5-year period, and the lowest performing quartile over the 3-year and 10-year periods.

•For the ICON Equity Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 1-year period, in the second highest performing quartile over the 3-year period, and in the lowest performing quartile over the 5-year and 10-year periods.

•For the ICON Equity Income Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 1-year period, in the second highest performing quartile over the 5-year and 10-year periods, and in the second lowest performing quartile over the 3-year period.

•For the ICON Health and Information Technology Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year period, and in the second highest performing quartile for the 3-year, 5-year, and 10-year periods.

•For the ICON Natural Resources and Infrastructure Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

•For the ICON Utilities and Income Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year, 5-year, and 10-year periods, and in the second lowest performing quartile over the 1-year period.

•For the ICON Flexible Bond Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year, 3-year, and 5-year periods and in the second highest performing quartile over the 10-year period.

Board Approval of Advisory Agreement (Continued)

The Board received an explanation of the reasons underlying the performance of the lower performing Funds and Shelton Capital articulated a strategy for improving performance of these Funds. The Board ultimately concluded that Shelton Capital’s and ICON’s performance records in managing the applicable Fund was satisfactory, supporting the determination that Shelton Capital’s and ICON’s continued management under the applicable ICON Advisory Agreement would be consistent with the best interests of each ICON Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that the maximum management fee charged to each ICON Fund was higher than the ICON Funds’ respective peer category medians.

The Board also observed that except for the Institutional Classes of the ICON Equity Income Fund, ICON Equity Fund, and ICON Flexible Bond Fund, each ICON Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were higher than the category median for other comparable funds.

Comparable Accounts

The Board noted certain information provided by Shelton Capital and ICON regarding fees charged to other clients utilizing a strategy similar to that employed by an ICON Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s and ICON’s other clients employing a comparable strategy to each applicable ICON Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such ICON Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s and ICON’s costs of providing services to the ICON Funds. The Board also reviewed the resulting level of profits to Shelton Capital and ICON, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital and ICON.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s and ICON’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the ICON Funds require. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain ICON Funds so that those Funds do not exceed their respective specified operating expense limitations and may extent those limits in the future.

The Board also considered whether Shelton Capital and ICON receive any material indirect benefits from managing the ICON Funds, noting the soft dollars benefits accrued to ICON.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each ICON Fund’s cost structure and level of profits for Shelton Capital and ICON, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to an ICON Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each ICON Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each ICON Advisory Agreement, the Board had received sufficient information to renew and approve the applicable ICON Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each ICON Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each ICON Fund and its shareholders, that each ICON Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital and ICON by the ICON Funds, as applicable, and that the renewal of the each ICON Advisory Agreement and was in the best interests of each ICON Fund and its shareholders.

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200 Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President

Date: September 7, 2023

By	/s/ William P. Mock
William P. Mock, Treasurer

Date: September 7, 2023